1933 Act File No. 33-89754
                                                      1940 Act File No. 811-8992

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  11  ......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   12   ...................................        X

                             FUNDMANAGER PORTFOLIOS
                          (formerly, FUNDMANAGER TRUST)
               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on ____________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

John J. Danello                           Edward T. O'Dell, P.C
Freedom Capital Management Corporation    Goodwin, Procter & Hoar
One Beacon Street                         One Exchange Place
Boston, Massachusetts 02108               Boston, Massachusetts 02109

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of FUNDMANAGER PORTFOLIOS (formerly, FundManager Trust)),which is comprised of six Portfolios: (1) Aggressive Growth Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (2) Growth Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (3) Growth with Income Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (4) Bond Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (5) Managed Total Return Portfolio, consisting of one class of shares (a) Financial Adviser Class, and (6) International Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class relates to all portfolios and is comprised of the following (The remaining references to other portfolios have been kept for easier cross reference.):

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-6) Cover Page.
Item 2.     Synopsis......................(1-6) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information..................(1-5) Financial Highlights;
                                          (1-6) Performance Information.
Item 4.     General Description of
             Registrant...................(1-6) FundManager Portfolios; (1-5)
                                          Investment Objectives; (6) Investment
                                          Objective; (1-6) Investments of
                                          and Investment Techniques Employed By
                                          Mutual Funds in which the Portfolio
                                          May Invest; (1-6) Investment
                                          Policies and Restrictions; (1-5)
                                          Risks and Other Considerations;
                                          (6) Additional Risks and Other
                                          Considerations; (1-6) Capitalization.

Item 5. Management of the Fund (1-6) Management of FundManager Portfolios; (1-6) The Adviser; (1-6) The
                                          Administrator; (1-6) The
                                          Distributors;(1-5) Custodian and
                                          Transfer Agent; (6) Custodian; (6)
                                          Transfer Agent, Dividend Disbursing
                                          Agent, and Shareholder Servicing
                                          Agent; (1a-5a,6) Service
                                          Organizations; (1-6) Other Expenses;
                                          (1-6) Portfolio Transactions.
Item 6.     Capital Stock and Other
             Securities...................(1-6) Dividends, Distributions and
                                          Taxes; (1-6) Voting; (1-6)
                                          Shareholder Inquiries.
Item 7.     Purchase of Securities Being
             Offered......................(1-6) The Distributors;
                                          (1-6) Determination of Net Asset
                                          Value;(1-6) Purchase of Shares;
                                          (1a-5a, 6) Retirement Plans;
                                          (1a-5a,6) Individual Retirement
                                          Accounts; (1a-5a,6) Defined
                                          Contribution Plan; (1a-5a,6)
                                          Exchange Privilege; (1b-4b,6)
                                          FundManager Advisory Program.

Item 8. Redemption or Repurchase (1-6) Redemption of Shares; (1a-5a,6) Redemption of Shares Purchased Through a Distributor or Authorized Securities Dealer; (1b-5b) Redemption of Shares Purchased Through a Distributor; (1-5) Direct Redemption; (6) Financial Adviser Class; (1a-5a,6) Redemption By Wire or Telephone; (1a-5a,6)
                                          Systematic Withdrawal Plan; (6) Limits
                                          on Redemptions.
Item 9.     Legal Proceedings.............None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-6) Cover Page.
Item 11.    Table of Contents.............(1-6) Table of Contents.
Item 12.    General Information and
             History                      (1-6) Other Information.
Item 13.    Investment Objectives and
             Policies.....................(1-6) Investment Policies;
                                          (1-6) Investment Restrictions.
Item 14.    Management of the Fund        (1-6) Management; (1-6) Trustees
                                          Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities........(1-6) Management;
                                          (1-6) Other Information.
Item 16.    Investment Advisory and Other
             Services.....................(1-6) Management; (1-6) Investment
                                          Adviser
Item 17.    Brokerage Allocation..........(1-6) Portfolio Transactions.
Item 18.    Capital Stock and Other
             Securities                   (1-6) Other Information.
Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................(1-6) See Part A Prospectus - Purchase
                                          of Shares; (1-6) See Part A Prospectus
                                          - Redemption of Shares; (1-6) See Part
                                          A Prospectus - Determination of Net
                                          Asset Value.

Item 20.    Tax Status....................(1-5) See Part A Prospectus -
                                          Dividends, Distributions and Taxes;
                                          (6) The Portfolio's Tax Status.
Item 21.    Underwriters                  (1-6) Management;
                                          (1-6) Administrator;
                                          (1-6) Distributors; (6) Service
                                          Organizations.
Item 22.    Calculation of Performance
             Data.........................(1-6) Other Information;
                                          (1-6) Performance Information.
Item 23.    Financial Statements..........(1-5) The
                                          Financial Statements for the fiscal
                                          year ended September 30, 1997 are
                                          incorporated herein by reference to
                                          the Portfolios' Annual Report dated
                                          September 30, 1997 (File Nos. 33-89754
                                          and 811-8992).





FUNDMANAGER PORTFOLIOS--FINANCIAL ADVISER CLASS

One Beacon Street, Boston, Massachusetts 02108

--------------------------------------------------------------------------------

General Information: (800) 344-9033 (Toll Free)


FundManager Portfolios (the "Trust") is an open-end, management investment company consisting of six separate diversified series with different investment objectives (individually and collectively referred to as "Portfolio" or "Portfolios," as the context requires). Each Portfolio (except for Managed Total Return Portfolio) offers two classes of shares. The shares offered by this Prospectus are the Financial Adviser Class (the "Class") of shares ("Shares"). The Portfolios seek to achieve their objectives by investing in shares of other open-end investment companies commonly called mutual funds and, in the case of International Portfolio, by also investing in shares of closed-end management companies and unit investment trusts. These policies involve certain expenses in addition to those applicable to direct investment in mutual funds. See "Risks and Other Considerations--Expenses." The M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom Capital Management" or the "Adviser") continuously manages each Portfolio's investment portfolio.


AGGRESSIVE GROWTH PORTFOLIO SEEKS CAPITAL APPRECIATION WITHOUT REGARD TO CURRENT INCOME.

GROWTH PORTFOLIO PRIMARILY SEEKS LONG-TERM CAPITAL APPRECIATION. CURRENT INCOME IS A SECONDARY CONSIDERATION.

GROWTH WITH INCOME PORTFOLIO SEEKS A COMBINATION OF CAPITAL APPRECIATION AND CURRENT INCOME.

BOND PORTFOLIO SEEKS A HIGH LEVEL OF CURRENT INCOME.
MANAGED TOTAL RETURN PORTFOLIO SEEKS HIGH TOTAL RETURN (CAPITAL APPRECIATION AND CURRENT INCOME).


INTERNATIONAL PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION. CURRENT INCOME IS A SECONDARY CONSIDERATION.

Shares of the Portfolios are offered for sale at net asset value plus any applicable sales charges (except Bond Portfolio) by Edgewood Services, Inc. ("Edgewood"), Freedom Distributors Corporation ("Freedom Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co. Incorporated ("Sutro") (collectively, the "Distributors") as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Portfolios pay expenses related to the distribution of their Shares. See "Management of the Trust--The Distributors." In addition, the Portfolios may invest in shares of mutual funds which charge sales loads and/or pay their own distribution expenses.


INVESTMENTS IN THE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


This prospectus sets forth concisely the information a prospective investor should know before investing in the Portfolios. A Statement of Additional Information (the "SAI") dated January 31, 1998, and as supplemented from time to time containing additional and more detailed information about the Portfolios has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this prospectus. You may request a copy of the SAI, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by writing or calling the Trust at the address and information number printed above. The SAI, material incorporated by reference into this document, and other information regarding the Portfolios is maintained electronically with the SEC at internet web site (http://www.sec.gov).

                             --------------------
     This Prospectus should be read and retained for information about the Portfolios.
                             --------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1998


TABLE OF CONTENTS
--------------------------------------------------------------------------------


Highlights                                           1
Portfolio Expenses                                   2
Financial Highlights                                 3
FundManager Portfolios                               7
Investment Objectives and Policies                   7
Investments of and Investment
Techniques Employed by Mutual
Funds in which the Portfolios
May Invest                                          12
Investment Policies and Restrictions                21
Risks and Other Considerations                      22
Expenses                                            23
Management of FundManager Portfolios                23
The Adviser                                         24
The Administrator                                   24
The Distributors                                    25
Custodian                                           26
Transfer Agent, Dividend
Disbursing Agent, and Shareholder
 Servicing Agent                                    26
Service Organizations                               26
Other Expenses                                      26
Portfolio Transactions                              26
Determination of Net Asset Value                    27
 Purchase of Shares                                 27
 Investing in the Portfolios                        28
 Purchases By Clients of the
 Distributors or Authorized
 Securities Dealers                                 30
 Certain Service Organizations and
 Other Investors--Purchase by
 Check or Wire                                      30
 Automatic Investment Plan                          31
 Retirement Plans                                   31
 Individual Retirement Accounts ("IRAs")            31
 Exchange Privilege                                 32
 FundManager Advisory Program                       32
 Redemption of Shares                               32
Redemption of Shares Purchased
Through a Distributor or
Authorized Securities Dealer                        33
 Direct Redemption                                  33
 Redemption by Wire or Telephone                    33
 Systematic Withdrawal Plan                         34
 Dividends, Distributions and Taxes                 34
 Other Information                                  36
 Other Classes of Shares                            37
 Shareholder Inquiries                              37
 Description of Bond Ratings                        37



HIGHLIGHTS
--------------------------------------------------------------------------------


FUNDMANAGER PORTFOLIOS                                                    Page 7

The Trust is a Delaware business trust which consists of six separate series:
Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total Return Portfolio and International Portfolio. Each Portfolio seeks to achieve its investment objective by investing in mutual funds registered with the SEC.

INVESTMENT OBJECTIVES AND POLICIES                                        Page 7

Each Portfolio has distinct investment objectives. Aggressive Growth Portfolio seeks capital appreciation without regard to current income. Growth Portfolio primarily seeks capital appreciation with current income a secondary consideration. Growth with Income Portfolio seeks a combination of capital appreciation and current income. Bond Portfolio seeks a high level of current income. Managed Total Return Portfolio seeks high total return (capital appreciation and current income). International Portfolio seeks long-term capital appreciation with current income a secondary consideration. The mutual funds in which the Portfolios invest may invest in securities which entail certain risks. These risks are described in "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest."

RISKS AND OTHER CONSIDERATIONS                                           Page 22

Investing in a Portfolio that consists of an underlying portfolio of open-end, and also closed-end in the case of International Portfolio, mutual funds ("underlying funds") involves certain additional expenses and certain tax results which would not be present in a direct investment in mutual funds. See "Expenses" and "Dividends, Distributions and Taxes." In addition, Federal law imposes certain limits on the purchases of mutual fund shares by the Portfolios.

MANAGEMENT OF FUNDMANAGER PORTFOLIOS                                     Page 23


The Trust has retained Freedom Capital Management to act as its investment adviser. For its services, the Adviser receives from each Portfolio a fee at the annual rate of 0.50% of the Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. See "The Adviser."

The Trust has retained Federated Administrative Services ("FAS") to provide certain management and administrative services to the Portfolios. For these services, each Portfolio pays FAS a fee at the annual rate of 0.150% of the first $250 million of that Portfolio's average daily net assets, 0.125% of the next $250 million of such assets, 0.100% of the next $250 million of such assets, and 0.075% of such assets in excess of $750 million. See "The Administrator."

With respect to the Class, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), under which each Portfolio will reimburse the Distributors (in amounts up to 0.50% of that Portfolio's average daily net assets attributable to the Class) for marketing costs and payments to other organizations for services rendered in distributing the Portfolio's Shares. In addition, Freedom Distributors and Edgewood may receive additional compensation in connection with the Portfolio's purchases of mutual funds. See "Portfolio Transactions."

The Trust also contracts with various organizations to provide administrative services for the Class, such as maintaining shareholder accounts and records. Each Portfolio pays fees to these organizations in amounts up to an annual rate of 0.25% of the daily net asset value of that Portfolio's Shares owned by shareholders with whom the organization has a servicing relationship.


PURCHASE OF SHARES                                                       Page 27

Shares of the Portfolios are offered at net asset value plus any applicable sales charges (except Bond Portfolio) by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries. The minimum initial investment for each Portfolio is $1,000, and the minimum subsequent investment is $100, except that the minimum initial investment for an Individual Retirement Account ("IRA") is $250. The Trust may issue Shares of one or more of the Portfolios in exchange for mutual fund shares meeting that Portfolio's investment objective as determined by the Adviser.

REDEMPTION OF SHARES                                                     Page 32


Shares may be redeemed at their next determined net asset value. See "Determination of Net Asset Value." Redemptions may be made by letter or wire. The Trust reserves the right to redeem, upon not less than 30 days' notice, all Shares of a Portfolio in an account (other than an IRA) which has a value below $500.


DIVIDENDS, DISTRIBUTIONS AND TAXES                                       Page 34

Aggressive Growth Portfolio will distribute net investment income annually; Growth Portfolio will distribute net investment income semiannually; Growth with Income Portfolio and Managed Total Return Portfolio will distribute net investment income quarterly; and Bond Portfolio will distribute its net investment income monthly. Each Portfolio will distribute any net realized capital gains at least annually unless otherwise instructed. All dividends and distributions generally will be reinvested automatically at net asset value in additional Shares of the Portfolio making the distribution.

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

The following table illustrates the expenses and fees that a shareholder of each Portfolio will incur.

                                                                                      Growth            Managed
                                                                 Aggressive            with              Total
                                                                 Growth**   Growth*   Income*   Bond*   Return**   International**
Shareholder Transaction Expense
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                  4.50%     4.50%     4.50%   0.00%      4.50%             4.50%
Annual Financial Adviser Class Operating Expenses (As a percentage of average net assets)* (As a percentage of projected average net assets)**
Management Fees                                                      0.50%     0.50%     0.50%   0.50%      0.50%             0.50%
Distribution and shareholder
service expenses(1)                                                  0.50%     0.50%     0.50%   0.50%      0.50%             0.50%
Other Expenses (after waivers)                                       0.71%     0.65%     0.62%   0.39%      1.42%             1.39%
   Total Portfolio Operating Expenses
   (after waivers)(2)                                                1.71%     1.65%     1.62%   1.39%      2.42%             2.39%


(1) The maximum distribution and shareholder service fee is 0.50%. Under rules of the National Association of Securities Dealers, Inc., (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charged against the assets of a Portfolio, long-term shareholders may indirectly pay more total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. See "Management of FundManager Portfolios-- The Distributors" in the Prospectus.


(2) In the table above, the Total Portfolio Operating Expenses for the Growth, Growth with Income and Bond Portfolios are based on expenses incurred during the fiscal year ended September 30, 1997. The Total Portfolio Operating Expenses for the Aggressive Growth, Managed Total Return and International Portfolios are based on expenses expected during the fiscal year ending September 30, 1998. The Total Portfolio Operating Expenses for the Aggressive Growth and Managed Total Return Portfolios were 1.59% and 2.08%, respectively, for the fiscal year ended September 30, 1997. Total Portfolio Operating Expenses would have been 1.62%, 1.70%, 1.67%, 1.43% and 2.19% for the Aggressive Growth, Growth, Growth with Income, Bond and Managed Total Return Portfolios, respectively, for the fiscal year ended September 30, 1997, absent the voluntary waiver of a portion of the administrative fee.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of FundManager Portfolios." Wire-transferred redemptions may be subject to an additional fee.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The Portfolio charges no redemption fees.

                        Growth          Managed
            Aggressive   with            Total
              Growth    Growth  Income   Bond    Return  International
1 year.....       $ 62    $ 61    $ 61     $ 14    $ 68           $ 68
3 years....       $ 96    $ 95    $ 94     $ 44    $117           $116
5 years....       $134    $131    $129     $ 76    $168            N/A
10 years...       $238    $232    $229     $167    $308            N/A


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE AGGRESSIVE GROWTH PORTFOLIO, THE MANAGED TOTAL RETURN PORTFOLIO, AND THE INTERNATIONAL PORTFOLIO FISCAL YEAR ENDING SEPTEMBER 30, 1998.


FINANCIAL HIGHLIGHTS


The Portfolios' financial data through September 30, 1997, shown below is to assist investors in evaluating the performance of each Portfolio. Prior to May 8, 1995, the Portfolios were a diversified series of the Republic Funds (the "Predecessor Funds"), also an open-end, management investment company. The information for the years ended September 30, 1997, 1996, 1995, 1994, and 1993 in the following tables have been audited by Ernst & Young LLP, the Portfolios' Independent Auditors. The report of Ernst & Young LLP, dated November 25, 1997, on the Portfolios' financial statements for the year then ended September 30, 1997, and on the following tables for the periods presented, is included in the Annual Report, which is incorporated by reference. These tables should be read in conjunction with the Portfolios' financial statements and notes thereto, which are contained in the Annual Report. Further information about the Portfolios' performance also is contained in the Portfolios' Annual Report, dated September 30, 1997, which can be obtained free of charge. The information in the following tables for the fiscal year ended September 30, 1991 and for prior fiscal year ends has been examined by other auditors who have expressed an unqualified opinion.

Freedom Capital Management is the Trust's investment adviser. From September 1, 1993 to February 21, 1995, the M.D. Hirsch Division of Republic Asset Management Corporation ("Republic Asset Management"), an affiliate of Republic National Bank of New York ("Republic"), served as investment adviser to the Predecessor Funds. Prior to September 1, 1993, M.D. Hirsch Investment Management, Inc. ("Hirsch"), also an affiliate of Republic, served as the investment adviser to the Predecessor Funds. Prior to February 1, 1991, Republic was the investment adviser to the Predecessor Funds.


AGGRESSIVE GROWTH PORTFOLIO--FINANCIAL ADVISER CLASS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                              Year Ended September 30,
                                                              1997         1996      1995(a)      1994       1993
Net Asset Value, beginning of period                       $ 16.80      $ 18.31     $ 15.57     $ 16.70    $ 14.71
                                                           -------      -------     -------     -------    -------
Income from investment operations
 Net investment income (operating loss)                      (0.12)(b)     0.12(b)    (0.13)      (0.08)     (0.04)
 Net realized and unrealized gain (loss) on investments       3.75         1.64        3.70        0.62       2.87
                                                           -------      -------     -------     -------    -------
Total from investment operations                              3.63         1.76        3.57        0.54       2.83
                                                           -------      -------     -------     -------    -------
Less distributions
 Distributions from net investment income                    (0.07)       (0.38)         --          --         --
Distributions from net realized gain on investments+         (1.92)       (2.89)      (0.83)      (1.67)     (0.84)
                                                           -------      -------     -------     -------    -------
Total distributions                                          (1.99)       (3.27)      (0.83)      (1.67)     (0.84)
                                                           -------      -------     -------     -------    -------
Net Asset Value, end of period                             $ 18.44      $ 16.80     $ 18.31     $ 15.57    $ 16.70
                                                           =======      =======     =======     =======    =======
Total return(C)                                              24.16%       12.10%      24.30%       3.30%     19.90%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                      $36,200      $38,944     $33,668     $37,766    $31,201
 Ratio of expenses to average net assets                      1.59%        1.67%       1.65%       1.70%      1.52%
 Ratio of net investment income to average net assets        (0.70%)       0.74%      (0.68%)     (0.57%)    (0.24%)
 Ratio of waiver to average net assets(d)                     0.03%        0.06%         --          --         --
Portfolio turnover                                              51%         158%         50%         43%        35%
+Paid from realized net short-term gain                    $  0.28      $  0.27     $  0.04     $  0.25    $    --

GROWTH PORTFOLIO--FINANCIAL ADVISER CLASS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                              Year Ended September 30,
                                                              1997         1996      1995(a)      1994       1993
Net Asset Value, beginning of period                       $ 14.99      $ 16.14     $ 14.09     $ 14.62    $ 14.40
                                                           -------      -------     -------     -------    -------
Income from investment operations
 Net investment income (operating loss)                       0.04(b)      0.01(b)    (0.02)      (0.05)      0.02
 Net realized and unrealized gain on investments              4.91         1.85        2.99        0.69       2.10
                                                           -------      -------     -------     -------    -------
Total from investment operations                              4.95         1.86        2.97        0.64       2.12
                                                           -------      -------     -------     -------    -------
Less distributions
 Distributions from net investment income                    (0.30)       (0.24)         --          --         --
 Distributions from net realized gain on investments+        (1.83)       (2.77)      (0.92)      (1.17)     (1.90)
                                                           -------      -------     -------     -------    -------
Total distributions                                          (2.13)       (3.01)      (0.92)      (1.17)     (1.90)
                                                           -------      -------     -------     -------    -------
Net Asset Value, end of period                             $ 17.81      $ 14.99     $ 16.14     $ 14.09    $ 14.62
                                                           =======      =======     =======     =======    =======
Total return(C)                                              36.92%       13.46%      22.60%       4.50%     16.00%
Ratios/Supplemental data
Net assets, end of period (in 000's)                       $32,835      $26,639     $26,022     $34,205    $31,919
 Ratio of expenses to average net assets                      1.65%        1.61%       1.71%       1.71%      1.70%
 Ratio of net investment income to average net assets         0.23%        0.05%      (0.11%)     (0.52%)     0.15%
 Ratio of expense waivers to average net assets(d)            0.05%        0.06%         --          --         --
 Portfolio turnover                                             95%          98%         68%         44%        40%
+Paid from realized net short-term gain                    $  0.12      $  0.48     $  0.10     $  0.22    $  0.16

--------------------------------------------------------------------------------


(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding.     (c) Based
on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) This voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

GROWTH WITH INCOME PORTFOLIO-- FINANCIAL ADVISER CLASS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:


                                                                              Year Ended September 30,
                                                              1997        1996      1995(a)    1994       1993
Net Asset Value, beginning of period                       $ 16.69     $ 18.28     $ 15.99   $ 16.50    $ 15.11
                                                           -------     -------     -------   -------    -------
Income from investment operations
 Net investment income                                        0.26(b)     0.60(b)     0.27      0.35       0.28
 Net realized and unrealized gain (loss) on investments       4.78        1.60        3.19      0.18       1.97
                                                           -------     -------     -------   -------    -------
Total from investment operations                              5.04        2.20        3.46      0.53       2.25
                                                           -------     -------     -------   -------    -------
Less distributions
 Distributions from net investment income                    (0.43)      (0.86)      (0.33)    (0.30)     (0.33)
 Distributions from net realized gain on investments+        (2.33)      (2.93)      (0.84)    (0.74)     (0.53)
                                                           -------     -------     -------   -------    -------
Total distributions                                          (2.76)      (3.79)      (1.17)    (1.04)     (0.86)
                                                           -------     -------     -------   -------    -------
Net Asset Value, end of period                             $ 18.97     $ 16.69     $ 18.28   $ 15.99    $ 16.50
                                                           =======     =======     =======   =======    =======
Total return(C)                                              34.27%      13.73%      23.30%     3.30%     15.50%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                      $37,274     $31,571     $35,643   $52,595    $40,269
 Ratio of expenses to average net assets                      1.62%       1.77%       1.59%     1.55%      1.49%
 Ratio of net investment income to average net assets         1.49%       3.57%       1.72%     1.88%      1.77%
 Ratio of waiver to average net assets(d)                     0.05%       0.06%         --        --         --
 Portfolio turnover                                             61%         85%         12%       35%        24%
+Paid from realized net short-term gain                         --     $  0.06          --   $  0.14    $  0.09

BOND PORTFOLIO-- FINANCIAL ADVISER CLASS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                              Year Ended September 30,
                                                              1997        1996      1995(a)    1994       1993
Net Asset Value, beginning of period                       $ 10.00     $ 10.21     $  9.66   $ 10.67    $ 10.28
                                                           -------     -------     -------   -------    -------
Income from investment operations
 Net investment income                                        0.51(b)     0.52(b)     0.52      0.48       0.60
 Net realized and unrealized gain (loss) on investments       0.31       (0.14)       0.49     (0.84)      0.43
                                                           -------     -------     -------   -------    -------
Total from investment operations                              0.82        0.38        1.01     (0.36)      1.03
                                                           -------     -------     -------   -------    -------
Less distributions
 Distributions from net investment income                    (0.54)      (0.59)      (0.46)    (0.53)     (0.54)
 Distributions from net realized gain on investments+           --          --          --     (0.12)     (0.10)
                                                           -------     -------     -------   -------    -------
Total distributions                                          (0.54)      (0.59)      (0.46)    (0.65)     (0.64)
                                                           -------     -------     -------   -------    -------
Net Asset Value, end of period                             $ 10.28     $ 10.00     $ 10.21   $  9.66    $ 10.67
                                                           =======     =======     =======   =======    =======
Total return(C)                                               8.45%       3.78%      10.80%    (3.60%)    10.40%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                      $63,557     $70,166     $77,419   $76,769    $54,057
Ratio of expenses to average net assets                       1.43%       1.47%       1.45%     1.43%      1.29%
 Ratio of net investment income to average net assets         5.07%       5.19%       5.38%     4.67%      5.70%
 Ratio of expense waivers to average net assets(d)            0.04%       0.05%         --        --         --
 Portfolio turnover                                            142%         93%         53%       41%        53%

--------------------------------------------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding.     (c) Based
on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

MANAGED TOTAL RETURN PORTFOLIO -- FINANCIAL ADVISER CLASS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:


                                                                              Year Ended September 30,
                                                                1997        1996      1995(a)    1994      1993
Net Asset Value, beginning of period                         $ 11.45     $ 11.65     $ 11.24   $ 12.03   $ 11.48
                                                             -------     -------     -------   -------   -------
Income from investment operations
 Net investment income                                          0.28(b)     0.42(b)     0.28      0.18      0.29
 Net realized and unrealized gain (loss) on investments         1.55        0.40        1.18     (0.16)     0.90
                                                             -------     -------     -------   -------   -------
Total from investment operations                                1.83        0.82        1.46      0.02      1.19
                                                             -------     -------     -------   -------   -------
Less distributions
 Distributions from net investment income                      (0.32)      (0.50)      (0.30)    (0.31)    (0.26)
 Distributions from net realized gain on investments+          (0.90)      (0.52)      (0.75)    (0.50)    (0.38)
                                                             -------     -------     -------   -------   -------
Total distributions                                            (1.22)      (1.02)      (1.05)    (0.81)    (0.64)
                                                             -------     -------     -------   -------   -------
Net Asset Value, end of period                               $ 12.06     $ 11.45     $ 11.65   $ 11.24   $ 12.03
                                                             =======     =======     =======   =======   =======
Total return(C)                                                17.42%       7.58%      14.30%     0.10%    10.80%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                        $11,606     $12,123     $14,749   $17,515   $25,519
Ratio of expenses to average net assets                         2.08%       2.21%       2.09%     1.94%     1.80%
Ratio of net investment income to average net assets            2.26%       3.68%       2.29%     1.60%     2.54%
Ratio of expense waivers to average net assets(d)               0.11%       0.06%         --        --        --
Portfolio turnover                                                73%        159%         50%       50%       40%
+Paid from realized net short-term gain                           --     $  0.01          --   $  0.13   $  0.08

--------------------------------------------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding.     (c) Based
on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

FUNDMANAGER PORTFOLIOS
--------------------------------------------------------------------------------


The Trust was organized as a Delaware business trust on February 7, 1995, and is an open-end management investment company registered under the 1940 Act consisting of six separate diversified series--Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total Return Portfolio and International Portfolio. Investment in Shares of one or more of the Portfolios involves risks and there can be no assurance that the Portfolios' investment objectives will be achieved.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

Each Portfolio seeks to achieve its investment objective by investing in a portfolio of other open-end registered investment companies. The International Portfolio also may invest in closed-end investment companies and unit investment trusts. At times, for temporary defensive purposes when warranted by general economic and financial conditions, a Portfolio may invest in money market mutual funds or invest directly in (or enter into repurchase agreements (maturing in seven days or less) with banks and broker-dealers with respect to) short-term debt securities, including U.S. Treasury bills and other short-term U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances. However, except when a Portfolio is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, a Portfolio normally will maintain its assets invested in underlying funds. Although all of the Portfolios may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary and the Adviser will determine that such investments are consistent with the investment objectives and policies of each particular Portfolio. A Portfolio (with the exception of International Portfolio) may not purchase shares of any closed-end investment company. In addition, a Portfolio may not purchase shares of any investment company which is not registered with the SEC. Each Portfolio's investment objectives and certain of its related policies and activities are fundamental and may not be changed by the Board of Trustees (the "Trustees") of the Trust, on behalf of a particular Portfolio, without approval of the shareholders of that Portfolio.


AGGRESSIVE GROWTH PORTFOLIO

The investment objective of Aggressive Growth Portfolio is capital appreciation without regard to current income. The underlying funds in which it invests will consist of funds which seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). For temporary defensive purposes, these funds also may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. government securities, commercial paper, certificates of deposit or other money market securities.

The Portfolio also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Portfolio will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Portfolio" and "Description of Bond Ratings."

The underlying funds in which Aggressive Growth Portfolio invests may incur more risk than those in which Growth Portfolio and Growth with Income Portfolio invest. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable capital gains) and/or invest in companies whose securities are subject to more erratic market movements. The underlying funds also may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in illiquid securities (excluding Rule 144A securities which are deemed liquid by the Trustees) ("Illiquid Securities"); invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes (i.e., leverage their portfolios); write (sell) or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described in the "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest."

As a result, an investment in Aggressive Growth Portfolio can be expected to involve greater risk than an investment in any of the other Portfolios.

GROWTH PORTFOLIO

The primary investment objective of Growth Portfolio is long-term capital appreciation. Current income is of secondary importance. The underlying funds in which it invests will consist of funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term capital growth or appreciation with current income typically of secondary importance. For temporary defensive purposes, these underlying funds also may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. government securities, commercial paper, certificates of deposit or other money market instruments.

The Portfolio also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Portfolio will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Portfolio" and "Description of Bond Ratings."

The underlying funds in which the Portfolio invests may be authorized to invest up to 100% of their assets in the securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in Illiquid Securities; invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes; write or purchase call or put options on securities or stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described in "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest."

GROWTH WITH INCOME PORTFOLIO

The investment objective of Growth with Income Portfolio is realization of a combination of capital appreciation and current income. The underlying funds in which it invests will consist of funds which seek long-term capital appreciation and/or funds which seek: (i) income from dividends; (ii) income from interest; or (iii) growth of income (or any combination of (i)-(iii)). These underlying funds invest in common stocks, preferred stocks, bonds and other fixed-income securities (including convertible preferred stock and convertible debentures). The underlying funds also may, for temporary defensive purposes, invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) U.S. government securities, commercial paper, certificates of deposit or other money market securities.

The Portfolio also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Portfolio will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Portfolio" and "Description of Bond Ratings."

These underlying funds may invest up to 100% of their assets in the securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in Illiquid Securities; invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes; write or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in any one industry; invest up to 100% of their assets in master demand notes; invest in long- or short-term corporate bonds (see "Bond Portfolio") and other fixed income securities (such as U.S. government securities, commercial paper, preferred stock, convertible preferred stock and convertible debentures); and enter into futures contracts and options on futures contracts. The risks associated with these investments are described below.

BOND PORTFOLIO

The investment objective of Bond Portfolio is a high level of current income. The underlying funds in which it invests will include funds which seek high current income by investing in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures).

The underlying funds also may lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes; write or purchase call or put options on securities or on stock indexes; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts.

The Portfolio will invest in underlying funds which limit their corporate bond investments to investment grade bonds which generally are considered to be bonds rated within one of the four highest quality grades assigned by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or which are unrated but are deemed by an underlying fund's investment adviser to be of comparable quality. These include bonds rated AAA, AA, A and BBB by S&P and bonds rated Aaa, Aa, A and Baa by Moody's. Bonds rated BBB by S&P or Baa by Moody's normally indicate a greater degree of investment risk than bonds with higher ratings.

The Portfolio also will invest (without limitation) in underlying funds which themselves may invest in corporate bonds which are not considered investment grade bonds (commonly referred to as "junk bonds") by an NRSRO, such as Moody's or S&P, or which are unrated, and thus may carry a greater degree of risk than bonds considered investment grade. These include bonds rated BB, B, CCC and CC by S&P, and Ba, B, Caa, Ca and C by Moody's. These ratings may indicate that the bonds are predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may indicate that the issuer soon may be or currently is in default. The risks associated with these investments are described in "Description of Bond Ratings." The Portfolio will limit its direct and indirect investment in junk bonds to less than 35% of its net assets.

As a general matter, the current value of bonds varies inversely with changes in prevailing interest rates. If interest rates increase after a bond is purchased, the value of that security will normally decline. Conversely, should prevailing interest rates decrease after a bond is purchased, its market price will normally rise.

MANAGED TOTAL RETURN PORTFOLIO

The investment objective of Managed Total Return Portfolio is to realize high total return (capital appreciation and current income). The Portfolio seeks to achieve its objective by investing in a broad range of underlying funds. It will allocate its assets among one or more of five general types of mutual funds: aggressive growth funds, growth funds, growth and income funds, fixed income
(bond) funds and money market funds. The Portfolio is unlikely at any particular moment to have all its assets invested in only one of these general types of funds. The Adviser will vary the proportion of each type of underlying fund based on the mix of such funds that may, in the Adviser's view, be most likely to achieve the Portfolio's investment objective.

In allocating assets among the five general types of underlying funds, the Adviser will follow a multi-step investment analysis. First, the Adviser will consider general political and economic trends and current financial and market conditions in order to determine the current phase of the business and investment cycle and to assess the risks and opportunities in the financial markets. The Adviser will seek the most likely combination of fund types which will provide the best opportunity for maximizing total return consistent with prudent investment risk. The Adviser will not rely on a model in reaching asset allocation decisions, but will make its own assessment of the relative risk-reward levels of various asset types based on its past experience and analysis of current conditions.

If the Adviser determines that the values of equity securities are likely to rise, it may emphasize aggressive and conservative growth funds. In periods of rising interest rates, it may emphasize holdings of money market funds or in periods of falling interest rates it may emphasize fixed income funds, depending upon conditions in the equity markets.

Second, after determining the relative proportion of assets to be allocated to particular types of funds, the Adviser will identify whether certain specific categories of funds offer greater potential for positive returns. For example, the Adviser may choose to emphasize international equity funds or funds that concentrate in a particular industry sector; or the Adviser may select fixed income funds based on whether they invest primarily in long- or short-term debt securities.

Finally, the Adviser will select those funds within the general or more specific categories, as discussed, that offer the greatest potential for positive returns in the Adviser's judgment.

Within the framework of the foregoing guidelines, the underlying funds in which the Portfolio will invest will consist of funds which seek capital growth and appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants); funds which seek a combination of capital appreciation and current income (including income from dividends, income from interest, growth of income or any combination thereof) by investing primarily in common stocks, preferred stocks, bonds and other fixed income securities (including convertible preferred stock and convertible debentures); funds which seek high current income by investing primarily in long- or short-term bonds and other fixed income securities (such as securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures); and funds which seek as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term money market instruments which have remaining maturities not exceeding one year (including U.S. government securities, bank obligations, commercial paper, corporate debt securities and repurchase agreements).

Some of the underlying funds in which the Portfolio invests may incur more risk than others. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable capital gains) and/or invest in companies whose securities are subject to more erratic market movements. The underlying funds also may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in Illiquid Securities; invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts of up to one-third of their assets for investment purposes (i.e., leverage their portfolios); write
(sell) or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described below.

The Portfolio may invest in underlying funds which limit their corporate bond investments to investment grade bonds which generally are considered to be bonds rated within one of the four highest quality grades assigned by an NRSRO, such as S&P or Moody's, or underlying funds which invest in corporate bond investments which are unrated but are deemed by an underlying fund's investment adviser to be of comparable quality. It may also invest in underlying funds which invest in corporate bonds which are not considered investment grade bonds (commonly referred to as "junk bonds") by an NRSRO, such as Moody's or S&P, or which are unrated, and thus may carry a greater degree of risk than bonds considered investment grade. These ratings may indicate that the bonds are predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may indicate that the issuer soon may be or currently is in default. The risks associated with these investments are described below. The Portfolio will limit its direct and indirect investment in junk bonds to less than 35% of its assets.

At times, for temporary defensive purposes when warranted by general economic and financial conditions, the Portfolio may invest in a variety of short-term debt securities, including U.S. Treasury bills and other U.S. government securities, commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements with respect to such securities. However, except when the Portfolio is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, it normally will maintain its assets invested in underlying funds.


INTERNATIONAL PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation; current income is a secondary, non-fundamental consideration. The Portfolio seeks to achieve its investment objective by investing primarily in shares of international mutual funds. Under normal market conditions, and as a non-fundamental investment policy, the Portfolio will invest at least 65% of its total assets in international equity funds (those funds that invest primarily in foreign common stocks, or foreign securities convertible into or exchangeable for common stock). The remaining assets of the Portfolio may consist of international bond funds (those funds that invest primarily in foreign government and corporate bonds) or global bond or stock funds. International funds invest primarily in the securities of companies or issuers located in at least three countries other than the United States. Global funds invest primarily in securities of companies or issuers located in at least three countries, including the United States. The Portfolio may also invest in closed-end investment companies and unit investment trusts with similar investment emphasis. (Unlike open-end funds that offer and sell their shares at net asset value plus any applicable sales charge, the shares of closed-end funds and unit investment trusts may trade at a market value that represents a premium, discount, or spread to net asset value.)

The underlying funds will typically have an investment objective of long-term capital growth or appreciation with current income typically of secondary importance. Investment in foreign securities entails unique risks in addition to the risks involved in investing in domestic securities. In addition, foreign securities investments may include investments in developing or emerging market countries, which tend to have economic, political and social structures that are less stable than developed market countries. The risks of investing in foreign securities as well as developing or emerging markets are described further under "Investments Of And Investment Techniques Employed By Mutual Funds In Which The Portfolio May Invest." All of the underlying funds in which the Portfolio invests must be registered under the 1940 Act.

The Portfolio may invest in underlying funds which limit their corporate bond investments to investment grade category, which are rated within one of the four highest quality grades assigned by a NRSRO such as S&P or Moody's or underlying funds which invest in corporate bond investments which are unrated but are deemed by an underlying fund's investment adviser to be of comparable quality. The Portfolio may also invest in underlying funds which invest in corporate bonds which are not considered investment grade bonds (commonly referred to as "junk bonds") by an NRSRO or which are unrated, and thus may carry a greater degree of risk than bonds considered investment grade. These ratings may indicate that the bonds are predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may indicate that the issuer soon may be or currently is in default. The risks associated with these investments are described below under "High Yield Securities."

At times, for temporary defensive purposes when warranted by general economic and financial conditions, the Portfolio may invest up to 100% of its total assets in money market mutual funds or invest directly in (or enter into repurchase agreements maturing in seven days or less with banks and broker-dealers with respect to) short-term debt securities, including U.S. Treasury bills and other short-term U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances. The underlying funds may also have a similar temporary defensive investment policy. However, except when the Portfolio is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Portfolio normally will maintain its assets invested in underlying funds.

The underlying funds in which the Portfolio invests may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% or more of their assets in illiquid securities (excluding Rule 144a securities which are deemed illiquid by the Trustees) ("Illiquid Securities"); invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes (i.e., leverage their portfolios); write (sell) or purchase call or put options on securities or stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risk associated with these investments are described in the "Investments Of And Investment Techniques Employed By Mutual Funds In Which The Portfolio May Invest."

INVESTMENTS OF AND INVESTMENT
TECHNIQUES EMPLOYED BY MUTUAL FUNDS
IN WHICH THE PORTFOLIOS MAY INVEST


Illiquid Securities. Except as noted below, an underlying fund may invest not more than 15% of its net assets in securities for which there is no readily available market ("Illiquid Securities"), which would include certain restricted securities the disposition of which would be subject to legal restrictions and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by a Portfolio) could decline. A closed-end investment company may have greater than 15% of its net assets in illiquid securities since closed-end funds are not required to redeem their shares under the 1940 Act.

Foreign Securities. An underlying fund may invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the fund's foreign securities may be adversely affected by fluctuations in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. In addition, income received by an underlying fund from sources within foreign countries, such as dividends and interest payable on foreign securities, may be subject to foreign taxes, including taxes withheld from payments on those securities. Moreover, the underlying funds will generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange ("NYSE") is closed). Foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges which may trade on other days (such as Saturday or NYSE holidays). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders of the Trust do not have access to their respective Portfolios. Under the 1940 Act, an underlying fund may maintain its foreign securities in custody of non-U.S. banks and securities depositories.


Other differences between foreign and U.S. companies include: less readily available market quotations on foreign companies; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities, which could cause prices to be erratic for reasons apart from factors that affect the quality of securities; the likelihood that foreign securities may be less liquid or more volatile; unreliable mail service between countries; political or financial changes which adversely affect investments in some countries; certain markets may require payment for securities before delivery; and religious and ethnic instability.

To the extent that a Portfolio invests in underlying funds that invest primarily in the securities of issuers located in a single country, any political, economic or regulatory developments within that country affecting the value of the securities in the underlying fund's portfolio will have a greater impact on the total value of the portfolio underlying funds than would be the case if the portfolio were diversified among the securities of more countries.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, or in issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. An underlying fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls would be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the investments in those countries.

Brokerage commissions, custodial services, and other costs relating to foreign investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of an underlying fund to make intended security purchases due to settlement problems could cause the underlying fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses due to subsequent declines in value of the portfolio security or, if the underlying fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors. Investors are advised that when such policies are instituted, the Portfolios will abide by them, and the Portfolios anticipate compliance by the underlying funds.

Depositary Receipts. An underlying fund may also invest in equity or debt securities of foreign issuers traded on the New York or American Stock Exchanges, other exchanges, or in the over-the-counter market in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio or the underlying funds to financial or other reports from the issuer of the underlying security, to which they would be entitled as the owner of sponsored Depositary Receipts.

Emerging Markets. Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The risks of investing in developing or emerging markets are similar to, but greater than, the risks of investing in the securities of developed international markets since emerging or developing markets tend to have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries.

In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of these countries also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which portfolio securities are denominated may have an adverse impact on the underlying fund, including the Portfolio. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Currency Risks. Because an underlying fund may purchase securities denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates could affect: the underlying fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund, including the Portfolio. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of underlying fund assets denominated in that currency will decrease.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although underlying funds value their assets daily in U.S. dollars, they generally do not convert their holdings of foreign currencies to U.S. dollars daily. When an underlying fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

Master Demand Notes. Although the Portfolios themselves will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

Repurchase Agreements. Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. The Portfolios also may enter into repurchase agreements. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to dispose of the securities held as collateral and might incur a loss if the value of the securities should decline. For a more complete discussion of repurchase agreements, see "Investment Policies" in the SAI.


Loans of Portfolio Securities. An underlying fund may lend its portfolio securities provided it complies with the following general requirements: (i) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the fund may at any time call the loan and obtain the return of the securities loaned; (iii) the fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. Closed-end funds may have a greater percentage of their assets on loan.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


The underlying fund also must deposit in a segregated account (or earmark) an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the underlying fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to 14 days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.


Leverage Through Borrowing. An underlying fund may borrow up to one-third of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds. Closed-end funds may borrow a greater percentage of their assets.

Warrants. An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

High Yield Securities. An underlying fund may invest in high yield, high risk securities. Investing in these securities (also called "junk bonds") involves special risks in addition to the risks associated with investments in higher-rated debt securities. High yield, high risk securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield, high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield, high risk security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield, high risk securities defaults, a fund may incur additional expenses to seek recovery. In the case of high yield, high risk securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield, high risk securities, especially in a thinly traded market.

There may be special tax considerations associated with investing in high yield, high risk securities structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating high yield, high risk securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.


Derivatives. An underlying fund may invest in the following instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index.


Options Activities. An underlying fund may write (i.e., sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

A fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.


An underlying fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by an underlying fund are traded on U.S. and foreign exchanges or over-the-counter.

A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Futures Contracts. An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.


Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize. Futures contracts for foreign currencies are similarly structured to provide a hedge against fluctuations in foreign currency.

A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Options on Futures Contracts. A fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Hedging. An underlying fund may employ many of the investment techniques described in this section not only for investment purposes which may be considered speculative, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

INVESTMENT POLICIES AND RESTRICTIONS

The Portfolios have adopted certain fundamental investment policies (i.e., policies which may not be changed as to a Portfolio without the vote of a majority of that Portfolio's outstanding Shares, as defined under "Other Information--Voting") as well as certain investment policies which are not fundamental and therefore may be changed by the Trustees without shareholder approval. These policies reflect self-imposed standards or the requirements of federal law.

The Trust may, in the future, seek to achieve each Portfolio's investment objective by investing all of the Portfolio's assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Portfolio. Each Portfolio's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Under each Portfolio's fundamental investment policies, no Portfolio may invest more than 25% of its total assets in the securities of underlying funds which themselves concentrate (i.e., invest more than 25% of their assets) in any one industry. Nevertheless, through its investment in underlying funds, a Portfolio indirectly may invest more than 25% of its assets in one industry. The Portfolio also may not borrow money, except that a Portfolio may, as a temporary measure for extraordinary or emergency purposes, borrow from a bank in an amount not in excess of 5% of the Portfolio's total assets, or pledge or hypothecate its assets, except that the Portfolio may pledge not more than 5% of its total assets to secure such borrowings. A Portfolio will not make additional investments at any time during which it has outstanding borrowings.


Under each Portfolio's policies which are not fundamental, no Portfolio may (i) purchase or otherwise acquire the securities of any open-end investment company, and also any closed-end investment company or unit investment trust in the case of International Portfolio, (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, a Portfolio and all of its affiliates including the other Portfolios would own more than 3% of the total outstanding stock of that company, or (ii) purchase a security which is not readily marketable if, as a result, more than 15% of that Portfolio's net assets would consist of such securities. For this purpose, securities which are not readily marketable include repurchase agreements having more than seven days to maturity (see "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest") and may include shares of an investment company owned by the Portfolio in an amount exceeding 1% of the issuer's total outstanding securities. See "Risks and Other Considerations."

Each Portfolio may invest up to 5% of its net assets in repurchase agreements with banks and broker-dealers. This and other investment policies and restrictions are discussed in the SAI under the heading "Investment Policies."

The underlying funds in which a Portfolio invests may, but need not, have the same investment policies as the Portfolio. For example, although Aggressive Growth Portfolio will not borrow money for investment purposes, it may invest its assets in an underlying fund which borrows money for investment purposes (i.e., engages in leveraging). The investments which may be made by underlying funds in which the Portfolios invest and the risks associated with those investments are described under "Investment Objectives," "Investment Policies and Restrictions" and "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest."

RISKS AND OTHER CONSIDERATIONS
--------------------------------------------------------------------------------

Any investment in a mutual fund involves risk and, although the Portfolios invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Portfolios in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. See "Expenses" and "Dividends, Distributions and Taxes."

A Portfolio, together with the other Portfolios and any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Adviser will be aggregated with those held by the Portfolios. Accordingly, when affiliated persons and other accounts managed by the Adviser hold shares of any of the underlying funds, each Portfolio's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.


The 1940 Act also provides that an underlying investment company whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying investment company's outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an underlying investment company's outstanding securities, therefore, may be considered not readily marketable securities which together with other such securities may not exceed 15% of that Portfolio's net assets. See "Investment Policies and Restrictions." These limitations are not fundamental investment policies and may be changed by the Trustees without shareholder approval.

Under certain circumstances, an underlying investment company may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolios may hold securities distributed by an underlying investment company until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Trust and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

Each Portfolio may purchase shares of both load and no-load underlying funds. To the extent an underlying fund offers multiple classes of shares, the Portfolios will purchase the share class available to it with the lowest sales charges. However, the Portfolios will not invest in shares of underlying funds which are sold with a contingent deferred sales charge.


Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, a Portfolio currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds, which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested) under rules of the National Association of Securities Dealers ("NASD"). Nevertheless, when appropriate, a Portfolio will purchase such shares pursuant to (i) letters of intent, permitting it to obtain reduced sales charges by aggregating its intended purchases over time (generally 13 months from the initial purchase under the letter); (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) the right to obtain reduced sales charges by aggregating its purchases of several funds within a family of mutual funds. Based upon these privileges, it is expected that, in the majority of cases, the sales charges paid by a Portfolio on a load fund purchase will not exceed 1% of the public offering price (1.01% of the net amount invested). See "Portfolio Transactions." Furthermore, under conditions of an SEC exemption, each Portfolio must aggregate any sales charges and distribution and shareholder service expenses it pays on underlying funds to ensure that such aggregate amounts do not exceed the limits of the NASD rules noted above.

Under certain circumstances, a sales charge incurred by a Portfolio in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss for federal income tax purposes on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the Portfolio to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares.

EXPENSES

As an investor in the Portfolios, you should recognize that you may invest directly in mutual funds and that, by investing in mutual funds indirectly through the Portfolios, you will bear not only your proportionate share of the expenses of the Portfolios (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. If you are an investor in the Portfolios through a managed account program and pay an advisory fee for asset allocation, you should recognize that the combined expenses of the program and of the Portfolios (including their indirect expenses) may involve greater fees and expenses than present in other types of investments without the benefit of professional asset allocation recommendations. In addition, as a Portfolio shareholder, you will bear your proportionate share of expenses related to the distribution of the Portfolio's Shares, see "Management of the Trust--The Distributors," and also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. As a Portfolio shareholder, you also will bear your proportionate share of any sales charges incurred by the Portfolio related to the purchase of shares of the underlying funds. Finally, as an investor, you should recognize that, as a result of the Portfolios' policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds. See "Dividends, Distributions and Taxes."

MANAGEMENT OF FUNDMANAGER PORTFOLIOS
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management Trustees and Officers."

THE ADVISER

Freedom Capital Management has its principal office at One Beacon Street, Boston, Massachusetts. The Adviser advises the Trust through the M.D. Hirsch Division of Freedom Capital Management. Michael D. Hirsch, Chairman of the M.D. Hirsch Division of Freedom Capital Management, has provided discretionary investment advisory services relating to investments in mutual funds to individual accounts since 1975.


Freedom Capital Management is an indirect, wholly-owned subsidiary of JHFSC Acquisition Corp. whose stock is held by the following companies in the approximate percentages: Thomas H. Lee Equity Fund III, L.P. (49%), a Massachusetts limited partnership; SCP Private Equity Partners, L.P. (13%), a Delaware limited partnership; John Hancock Subsidiaries, Inc. (4.9%), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company; and certain members of management and employees of Freedom Securities Corporation (the direct parent of the Adviser and a subsidiary of JHFSC Acquisition Corp.) and its subsidiaries, including the Adviser (32%). Prior to November 29, 1996, Freedom Capital Management was an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"). John Hancock is a major mutual life insurance company based in Boston, Massachusetts.


Pursuant to an Investment Advisory Contract, the Adviser is responsible for the investment management of each Portfolio's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Portfolio's investment directly with the issuers or with brokers or dealers, selected by it in its discretion, including Freedom Distributors and Edgewood. See "Portfolio Transactions." The Adviser also furnishes to the Trustees, which have overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Trust. For these services, the Adviser receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of that Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million.

Michael D. Hirsch is the Portfolio Manager of the Portfolios and is responsible for the day to day management of the Portfolios. Currently, Mr. Hirsch is Chairman of the M.D. Hirsch Division of Freedom Capital Management. Prior to February 21, 1995, Mr. Hirsch was the Vice Chairman and Managing Director of the M.D. Hirsch Division of Republic Asset Management. Mr. Hirsch served as President of Hirsch from February, 1991 until June, 1993 and Chief Investment Officer of Republic from 1981 until February, 1991. Mr. Hirsch pioneered the concept of investing his clients' assets in a portfolio of mutual funds in 1975. Mr. Hirsch is now a noted authority on mutual funds and has authored two books, "Multifund Investing" in 1987 and "The Mutual Fund Wealth Builder" in 1991.


Martin S. Orgel is the Senior Investment Analyst and Assistant Portfolio Manager for the Portfolios. Mr. Orgel graduated from the University of California at Los Angeles (U.C.L.A.) in 1994 with a B.A. degree, double-majoring in Business Economics and Political Science. Upon graduating from school, Mr. Orgel spent a brief tenure as a trading assistant with Swiss Bank Corporation. Mr. Orgel has been employed by Freedom Capital Management since November 1995.


THE ADMINISTRATOR

FAS, a wholly-owned subsidiary of Federated Investors with its principal business offices at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolios. FAS provides these at an annual rate which relates to the average aggregate daily net assets of the Portfolios as specified below:

  Maximum
Administrative       Average Aggregate
     Fee              Daily Net Assets
--------------    --------------------------
     .150%        on the first $250 million
     .125%        on the next $250 million
     .100%        on the next $250 million
     .075%        on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Portfolio and $35,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee or minimums from time to time in its sole discretion.

THE DISTRIBUTORS

The Trustees of the Trust have approved a Distribution Contract (the "Distribution Contract") between the Trust and each of Edgewood, Freedom Distributors, Tucker Anthony and Sutro pursuant to which each will serve as a Distributor of the Trust and of the Shares of each of the Portfolios.

Pursuant to a Distribution Plan adopted by the Portfolios with respect to the Class (the "Plan"), each Portfolio will reimburse the Distributors monthly (subject to a limit of 0.50% per annum of the Portfolio's average daily net assets attributable to the Class) for costs and expenses incurred by the Distributors in connection with the distribution of Portfolio Shares and for the provision of certain shareholder services with respect to Portfolio Shares. Payments to the Distributors will be for various types of activities, including:
(i) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Portfolio Shares and who provide shareholders with personal services and account maintenance services ("service fee"), (ii) payments to employees of the Distributors, and (iii) printing and advertising expenses. Such payments by the Distributors to broker-dealers may be in amounts up to 0.50% per annum of each Portfolio's average daily net assets attributable to the Class, provided, however, that the service fee will be limited to 0.25% of each Portfolio's average daily net assets attributable to the Class. The fees and reimbursements paid by the Portfolios to the Distributors may equal up to 0.50% of each Portfolio's average daily net assets attributable to the Class, of which up to 0.25% of the Portfolio's average daily net assets may be paid for shareholder servicing expenses. Salary expense of salesmen who are responsible for marketing Shares of the Portfolios and related travel expenses may be allocated to various Portfolios on the basis of average net assets attributable to the Class.


Any payment by a Distributor or reimbursement of a Distributor by the Portfolio made pursuant to the Plan is contingent upon the Trustees' approval. Each Portfolio will not be liable for distribution and shareholder servicing expenditures in any given year in excess of the maximum amount (0.50% per annum of each Portfolio's average daily net assets attributable to the Class) payable under the Plan in that year. The Plan also permits the Distributors to receive and retain brokerage commissions with respect to portfolio transactions for underlying funds, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. The Distributors may be reimbursed for expenses permitted under the plan that were incurred in a prior year, but not yet paid to the Distributor or other service providers.

The Distributors may provide promotional incentives to investment executives who support the sale of Shares of the Portfolios. In some instances, these incentives may be offered only to certain investment executives which provide services in connection with the sale or expected sale of significant amounts of Shares.


Edgewood, a registered broker/dealer, is a wholly-owned subsidiary of Federated Investors with principal business offices at Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897. Freedom Distributors is a registered broker/dealer with principal business offices at One Beacon Street, Boston, Massachusetts 02108. Tucker Anthony is a brokerage firm which is a member of the New York Stock Exchange continuing an investment banking and brokerage business established in 1892. The principal business address of Tucker Anthony is One Beacon Street, Boston, Massachusetts 02108. Sutro is a brokerage firm and a member of the New York Stock Exchange. The principal business address of Sutro is 201 California Street, San Francisco, California 94111. Freedom Distributors, Tucker Anthony, and Sutro are subsidiaries of Freedom Securities Corporation. See description of "The Adviser" above.


CUSTODIAN

State Street Bank and Trust Company ("State Street Bank") provides custodial and portfolio accounting services to the Trust and the Portfolios. The principal business address of State Street Bank is P.O. Box 8600, Boston, Massachusetts 02266-8600.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT,
AND SHAREHOLDER SERVICING AGENT

Federated Shareholder Services Company ("FSSC") maintains all necessary shareholder records. All written correspondence, including purchase and redemption requests, changes of address and other shareholder account changes, should be sent to: FundManager Portfolios, c/o Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts, 02266-8609.

SERVICE ORGANIZATIONS

The Trust also contracts with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively, "Service Organizations") to provide administrative services for the Class such as maintaining shareholder accounts and records. Each Portfolio pays fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of a Portfolio's Shares owned by shareholders with whom the Service Organization has a servicing relationship.

Some Service Organizations may impose additional or different conditions on their clients such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Trust or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Trust. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

OTHER EXPENSES

The Trust bears all costs of its operations other than expenses specifically assumed by the Administrator, Distributors or the Adviser. See "Management" in the SAI. Expenses directly attributable to a Portfolio or class are charged to that Portfolio or class; other expenses are allocated proportionately among the Portfolios or class, as the case may be, in relation to the net assets of each Portfolio or class.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers, selected by it in its discretion, including Freedom Distributors and Edgewood. With respect to purchases of certain money market instruments, purchase orders are placed directly with the issuer or its agent. With respect to purchases of shares of underlying funds, the Portfolio may pay a sales charge. Sales charges of the underlying funds generally consist of two parts, the "dealer reallowance" (which typically comprises at least 80% of the amount of the charge and is paid to the broker participating in the sale of the underlying fund shares) and the underwriter's retention. To the extent permissible by law, Freedom Distributors and Edgewood will be designated as the participating brokers entitled to receive the dealer reallowance portion of the sales charge on purchases of load fund shares by the Portfolios. However, Freedom Distributors will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction nor will it be designated as the broker entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price. With respect to purchases of underlying fund shares, the Adviser directs substantially all of the Portfolios' orders to either Freedom Distributors or Edgewood, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of that Portfolio's Shares, except where the direction to another broker-dealer would increase the dealer reallowance paid by a fund to Freedom Distributors above 1% of the public offering price.

Freedom Distributors and Edgewood may also assist in the execution of a Portfolio's purchase of underlying fund shares and they may receive additional compensation (such as distribution payments, shareholder servicing fees, and/or trailer fees) from the underlying funds or their underwriters. In providing execution assistance, Freedom Distributors and Edgewood receive orders from the Adviser; place them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirm the trade, price and number of Shares purchased; and assure prompt payment by the Portfolio and proper completion of the order. Payment of sales charges or other forms of compensation to Freedom Distributors or Edgewood is not a factor that the Adviser considers when selecting an underlying fund for purchase.

Each Portfolio is actively managed and has no restrictions upon portfolio turnover, although its annual turnover rate is not expected to exceed 100%. A 100% annual portfolio turnover rate would be achieved if each security in each Portfolio's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. To the extent each Portfolio is purchasing shares of load funds, a higher turnover rate would result in correspondingly higher sales loads paid by that Portfolio. Trading also may result in realization of net short-term capital gains which would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Portfolio at ordinary income tax rates. See "Dividends, Distributions and Taxes." There is no limit on the portfolio turnover rates of the underlying funds in which the Portfolio may invest.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio is determined as of the close of trading (normally

4:00 p.m., Eastern time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per share is calculated by dividing the aggregate value of a Portfolio's assets allocable to the Class less all liabilities by the number of that Class' outstanding shares.

The assets of each Portfolio consist primarily of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the boards of directors or trustees of the underlying fund. Money market mutual funds may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost which approximates market value.

Other assets of each Portfolio are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Trustees. Debt instruments having 60 days or less remaining to maturity are valued at their amortized cost.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

Shares of the Portfolios are offered by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries. Shares of the Portfolios may also be offered to participants in certain managed account programs who receive, for a fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to the Portfolios based on an evaluation of their investment objectives and risk tolerances. Each Portfolio pays expenses related to the distribution of its Shares. See "Management of the Trust--The Distributors." Each Portfolio may invest in underlying funds which are sold with a sales charge. Prospectuses, sales material and applications relating to the Portfolios can be obtained from the Distributors.

The minimum initial investment is $1,000, except that the minimum initial investment for an IRA is $250. The minimum subsequent investment is $100. There are no minimum investment requirements for FundManager prototype defined contribution plans. The minimum initial investment is waived for purchases by Trustees, officers and employees of the Trust, the Adviser or a Distributor, including their immediate families and certain accounts. Each Portfolio also reserves the right to vary the initial and subsequent investment minimums. All purchase payments are invested in full and fractional Shares. The Trust and each Distributor are authorized to reject any purchase order.

For each shareholder of record, the Trust, as the shareholder's agent, establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Dividends, Distributions and Taxes."

INVESTING IN THE PORTFOLIOS

Financial Adviser Class Shares (except the Bond Portfolio) are sold at their net asset value (NAV) next determined after an order is received, plus a sales charge as follows:


                           SALES        SALES        DEALER
                           CHARGE       CHARGE     CONCESSION
                            AS A         AS A         AS A
                         PERCENTAGE   PERCENTAGE   PERCENTAGE
                         OF PUBLIC      OF NET     OF PUBLIC
                          OFFERING      AMOUNT      OFFERING
AMOUNT OF TRANSACTION      PRICE       INVESTED      PRICE
Less than $99,999              4.50%        4.71%    4.00%

$100,000 but less
  than $249,999                4.25%        4.43%    3.75%

$250,000 but less
  than $499,999                4.00%        4.16%    3.50%

$500,000 but less
  than $999,999                3.75%        3.89%    3.25%

$1 million or more             0.00%        0.00%  0.50%*

* See sub-section entitled "Dealer Concession."

No-Load Purchases. No sales charge is imposed for Financial Adviser Class Shares purchased as a result of reinvested dividends and distributions or by any trust company or bank trust department which exercises discretionary investment authority and holds unallocated accounts in a fiduciary, agency, custodial or similar capacity. However, investors who purchase Financial Adviser Class Shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. No sales charge is imposed on trustees or other fiduciaries purchasing Financial Adviser Class Shares for employee benefit plans of employers with ten or more employees. No sales charge is imposed on Financial Adviser Class Shares purchased for existing shareholders on January 31, 1998 or on Financial Adviser Class Shares purchased through the Adviser's FundManager Managed Account program, "wrap accounts" or similar fee based programs sponsored by a registered investment adviser or financial institution. Additionally, the following individuals may buy Financial Adviser Class Shares at net asset value without a sales charge:
Trustees, officers, and employees (including retired employees) of the Portfolios, Freedom Capital Management, the Distributors, and their affiliates; investment advisory clients of the Adviser; and employees or registered representatives of dealers and other financial institutions that have a sales agreement with the Distributors. Immediate family members include spouses and children under the age of 21 of the aforementioned persons.

No sales charge is imposed on shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with the Trust which include a requirement that such shares be sold for the sole benefit of clients participating in a mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

Dealer Concession. For sales of Financial Adviser Class Shares, a dealer will normally receive a percentage of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributors. However, the Distributors may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Portfolios or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Financial Adviser Class Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the Distributors will make four quarterly payments to the dealer totaling 0.50% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Financial Adviser Class Shares outstanding at each quarter end. The sales charge for Financial Adviser Class Shares sold other than through registered broker/dealers will be retained by the Distributors.

The Distributors may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Financial Adviser Class Shares.

In addition to the dealer concession as noted above, the Distributors or the Adviser, in their sole discretion, may uniformly offer to pay all dealers selling Financial Adviser Class Shares additional amounts, all or a portion of which may be paid from the sales charge they normally retain or any other source available to them.

Reducing or Eliminating the Sales Charge. The sales charge can be reduced or eliminated on the purchase of Financial Adviser Class Shares (other than Bond Portfolio since no sales charges are assessed) through:

 .  quantity discounts and accumulated purchases;

 .  concurrent purchases;

 .  signing a 13-month letter of intent; or

 .  using the reinvestment privilege.

Quantity Discounts and Accumulated Purchases. Larger purchases reduce the sales charge paid. A Portfolio will combine purchases of Financial Adviser Class Shares (other than Bond Portfolio since no sales charges are assessed) made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Financial Adviser Class Shares is made, the Portfolio will consider the previous purchases still invested in the Portfolio. For example, if a shareholder already owns Financial Adviser Class Shares having a current value at the public offering price of $90,000 and the shareholder purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.25%, not 4.50%.

To receive the sales charge reduction, the Distributors must be notified by the shareholder in writing or by the shareholder's financial intermediary at the time the purchase is made that Financial Adviser Class Shares are already owned or that purchases are being combined. The Portfolio will reduce or eliminate the sales charge, after it confirms the purchases.

Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Financial Adviser Class Shares of two or more Portfolios, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Financial Adviser Class Shares of a Portfolio with a sales charge, and $70,000 in another Portfolio with a sales charge, the sales charge would be reduced.

To receive this sales charge reduction, the Distributors must be notified by the shareholder in writing or by the shareholder's financial intermediary at the time the concurrent purchases are made. The Portfolio will reduce the sales charge after it confirms the purchases.

Letter of Intent. If a shareholder intends to purchase at least $100,000 of Financial Adviser Class Shares of FundManager Portfolios (except the Bond Portfolio) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in Financial Adviser Class Shares) until such purchase is completed.

The Financial Adviser Class Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Financial Adviser Class Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Financial Adviser Class Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Financial Adviser Class Shares of any FundManager Portfolio, excluding the Bond Portfolio accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

Reinvestment Privilege. If Financial Adviser Class Shares in a Portfolio have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Distributors must be notified by the shareholder in writing or by the shareholder's financial intermediary of the reinvestment in order to eliminate a sales charge. If the shareholder redeems Financial Adviser Class Shares in a Portfolio, there may be tax consequences.

PURCHASES BY CLIENTS OF THE DISTRIBUTORS
OR AUTHORIZED SECURITIES DEALERS

If you have a brokerage account or Program account with a Distributor or an authorized securities dealer, you may purchase any Portfolio's Shares through your investment executive. Your investment executive has the responsibility of submitting your purchase order to FSSC on such day in order to obtain that day's applicable purchase price. Purchase orders received by FSSC after the time of determining that day's purchase price (generally 4:00 p.m., New York time), are priced according to the net asset value per Share of the Portfolio next determined on the following business day plus any applicable sales charge. Payment for purchase orders must be made to such Distributor or dealer within three business days of the purchase order.

The Distributor or your dealer will receive statements and dividends directly from the Portfolios and will in turn provide you with account statements reflecting the Portfolios' purchases, redemptions and dividend payments. If you wish additional information concerning your investment, please call your investment executive.

CERTAIN SERVICE ORGANIZATIONS AND OTHER
INVESTORS--PURCHASE BY CHECK OR WIRE


Purchase by Mail. If you do not have a brokerage account with a Distributor, you may purchase Shares of the Portfolios directly by completing the Purchase Application included in this Prospectus and mailing it, together with a check written on a U.S. bank in a minimum amount of $1,000 payable to [Name of Portfolio], to Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. Investors wishing to purchase Shares through their account at a Service Organization should contact the organization directly for appropriate instructions.

Subsequent purchases of $100 or more may also be made through FSSC by forwarding payment, together with the detachable stub from your account statement or a letter containing your account number.

Purchase by Wire. Service Organizations (on behalf of customers) may transmit purchase payments by wire directly to the Portfolios' Custodian at the following address:

 State Street Bank and Trust Company
 Boston, Massachusetts
 Attn: Transfer Agent
 ABA #011000028
 Deposit account #2303-298-0

For further credit to FundManager Portfolios--Financial Adviser Class (name of Portfolio, account name, account #).

The wire order must specify the name of the Portfolio in which the investment is being made, the account name, number, confirmation number, address, social security or tax identification number (where applicable), amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. Where the initial purchase is by wire, an account number will be assigned and a Purchase Application must be completed and mailed to the Trust.

Investors making purchases through a Service Organization should be aware that it is the responsibility of the Service Organization to transmit orders for purchases of Shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

AUTOMATIC INVESTMENT PLAN


The Trust offers a plan for regularly investing specified dollar amounts ($25 minimum in monthly, quarterly, semiannual or annual intervals) in Shares of the Portfolios. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Portfolio and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to a Portfolio, there may be a delay between the time of the bank withdrawal and the time the money reaches the Portfolio. The investment in the Portfolio will be made at the public offering price per Share determined on the day that both the check and bank withdrawal data are received in required form by the Distributor plus any applicable sales charge. Further information about the plan may be obtained from FSSC at the telephone number listed on the back cover of the Prospectus.

RETIREMENT PLANS


The Trust offers Shares of each Portfolio in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or a Distributor upon request. Before investing in Shares of a Portfolio through one or more such plans, an investor should consult a tax adviser regarding the federal income tax treatment of contributions to retirement plans, such as those listed below.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

Shares of the Portfolios may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan is available from each Distributor naming State Street Bank as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.


EXCHANGE PRIVILEGE

By contacting their brokerage account executive, service organization or transfer agent, Financial Adviser Class Shareholders may exchange some or all of their Portfolio Shares for Financial Adviser Class Shares of one or more of the Trust's other portfolios or shares of Automated Cash Management Trust--

Institutional Service Shares, New York Municipal Cash Trust or California Municipal Cash Trust (the "Fund" or "Funds", as the context requires) at net asset value. The Funds offer checkwriting at no charge. An exchange may result in a change in the number of shares held, but not in the value of such shares, immediately after the exchange. Each exchange involves the redemption of the Portfolio or Fund shares to be exchanged and the purchase of the Financial Adviser Class Shares of the other Portfolio or Fund. As a result, any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return. The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states where such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the Portfolios or Fund and consider the differences in investment objectives and policies before making any exchange.

When exchanging into and out of Portfolios with a sales charge and Portfolios without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Portfolio, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. Shares of the Bond Portfolio acquired by direct purchase may be exchanged for shares of other Portfolios with a sales charge at net asset value plus the applicable sales charge.

FUNDMANAGER ADVISORY PROGRAM

The Adviser, through the FundManager Advisory Program (the "Program") provides discretionary advisory services in connection with investments among the Portfolios. Under the Program, investment executives provide services to an investor by assisting the investor in identifying his or her financial objectives, preferences and risk tolerances through evaluation of a confidential questionnaire-Client Information Guide. Based on its evaluation of the investor's financial goals and circumstances, the Adviser allocates the investor's assets among Automated Cash Management Trust, California Municipal Cash Trust, and New York Municipal Cash Trust money market funds and some or all of the Portfolios. The Adviser will adjust each investor's Program portfolio among these money market funds and the Portfolios from time to time based on its assessment of the economy, interest rates, the financial markets and macro-economic events worldwide. The Program is a continuing investment advisory program. Once a Program is active, the investor receives, at least quarterly, a report containing an analysis and evaluation of the investor's portfolio. Investment executives may review the quarterly report with the investor, monitor identified changes in the investor's financial characteristics and communicate any changes to the Adviser.

For further information as to how to purchase or exchange shares, an investor should contact their Service Organization or Transfer Agent.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Upon receipt by the Trust of a redemption request in proper form, Shares of a Portfolio will be redeemed at the next determined net asset value. See "Determination of Net Asset Value." For the shareholder's convenience, the Trust has established several different direct redemption procedures.

REDEMPTION OF SHARES PURCHASED
THROUGH A DISTRIBUTOR OR AUTHORIZED
SECURITIES DEALER

In order to redeem your shares purchased through a Distributor in the Program or through a brokerage account, you should advise your investment executive, by telephone or mail, to execute the redemption. Redemption requests received by the close of the NYSE (generally 4:00 p.m., New York time), are effective that day. Your investment executive has the responsibility of submitting your redemption request to FSSC on such day in order to obtain that day's applicable redemption price. There is no redemption charge. Redemption proceeds will be held in your brokerage account unless you give instructions to your investment executive to remit the proceeds to you.

DIRECT REDEMPTION

Direct redemptions are not available for shares purchased through a Distributor's brokerage account. Any such redemption requests received will be forwarded to your investment executive who will process them as described above.

Redemptions may be made by letter to the Trust specifying the dollar amount or number of shares to be redeemed, account number and the applicable Portfolio. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Portfolio or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Portfolio does not accept signatures guaranteed by a notary public. Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

An investor may redeem Shares in any amount by written request mailed to the Trust at the following address:

    FundManager Portfolios
    c/o Federated Shareholder Services Company
    P.O. Box 8609
    Boston, Massachusetts 02266-8609


Checks for redemption proceeds normally will be mailed within three days, but will not be mailed until all checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

REDEMPTION BY WIRE OR TELEPHONE

An investor may redeem Portfolio Shares by wire or by telephone if the investor has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Portfolios. These redemptions may be paid by the Portfolios by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or ended at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or broker at the time a request for a telephone redemption is effected: (i) shareholder's account number; (ii) shareholder's social security number; and (iii) name and account number of shareholder's designated securities dealer or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

A Service Organization may request a wire redemption, provided a Wire Authorization Form is on file with the Trust. There is no charge to the Service Organization for wire redemptions. The proceeds of a wire redemption will be sent to an account with a Service Organization designated on the appropriate form. The Trust reserves the right to restrict or terminate wire redemption privileges. Proceeds of wire redemptions generally will be transferred within three days after receipt of the request.

The Trust may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or
(iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Portfolios not reasonably practicable.

If the Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, that Portfolio may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities (mutual fund shares or money market instruments) from the portfolio of that Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. The Trust will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Because the Portfolios incur fixed costs in maintaining shareholder accounts, the Portfolios reserve the right to redeem your account if its total value falls below $500 at the end of any month, unless the decrease is solely the result of a reduction in net asset value per share. If a Portfolio elects to redeem your account, it will notify you of its intention to do so and will provide you with an opportunity to increase your account by investing a sufficient amount to bring the account up to $500 or more within 30 days of the notice.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns Shares of a Portfolio with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which the shareholder redeems at net asset value the number of full and fractional Shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Portfolio intends to qualify for and elect the special tax treatment applicable to regulated investment companies under Subchapter M of the Code. To qualify as a regulated investment company, the Portfolios must meet certain complex tests concerning their investments and distributions. It is anticipated that the Portfolios will not be subject to federal income or excise tax. If a distribution is declared by the Portfolio in December to shareholders of record as of a specified date in December and paid by the Portfolio during January of the following calendar year, the distribution will be treated as a dividend paid during the calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Income received by a Portfolio from an underlying mutual fund (including dividends and distributions of short-term capital gains), as well as interest received on money market instruments and net short-term capital gains received by the Portfolio on the sale of mutual fund shares, will be distributed by the Portfolio (after deductions for expenses) and will be taxable to shareholders as ordinary income. Because the Portfolios are actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Portfolio rather than directly in the underlying funds may result in increased tax liability to the shareholder, since the Portfolio must distribute its gain in accordance with the rules in the Code.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) received by a Portfolio from underlying mutual funds, as well as net long-term capital gains realized by a Portfolio from the purchase and sale (or redemption) of mutual fund shares or other securities held (generally) by a Portfolio for more than one year, will be distributed by the Portfolio and will be taxable to shareholders as long-term capital gains (even if the shareholder has held the shares for less than one year). The Taxpayer Relief Act of 1997 creates additional categories of capital gains taxable at different rates. The categories of gain and related rates will be passed through to shareholders in capital gains dividends. Shareholders will report on Form 1040 Schedule D the full amount of capital gain dividends received from the Portfolio and the portion thereof that is taxed at a maximum 28% rate. However, if you receive a capital gains distribution and suffer a loss on the sale of your shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received.

The tax treatment of distributions from a Portfolio is the same whether the distributions are received in additional shares or in cash. Each year the Trust will notify shareholders of the tax status of dividends and distributions.


A Portfolio may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, the Portfolio will not realize gains on the related fund until such time as the underlying fund is sold.

Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of Shares of the Portfolios in their particular circumstances.


The Portfolios generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid to shareholders for whom no certified tax identification number is on file with the Portfolio or who, to the Portfolio's knowledge, have furnished an incorrect number.

Aggressive Growth Portfolio and International Portfolio will distribute investment company taxable income annually; Growth Portfolio will distribute investment company taxable income semi-annually; Growth with Income Portfolio and Managed Total Return Portfolio will distribute investment company taxable income quarterly; and Bond Portfolio will distribute investment company taxable income monthly. Each Portfolio will distribute any net realized capital gains at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional Shares of the Portfolio making the distribution, unless you have notified the Portfolio in writing of your election to receive distributions in cash.

Income received by the underlying funds from sources within various foreign countries may be subject to foreign income taxes withheld at the source. International Portfolio is not permitted to "pass through" to its shareholders the amount of foreign income taxes paid by the underlying mutual funds.

The underlying funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the underlying funds' income distributions to constitute a return of capital for tax purposes or require the underlying fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.


OTHER INFORMATION
Capitalization


The Trust (initially named FundManager Trust, and since renamed FundManager Portfolios) was organized as a Delaware business trust on February 7, 1995 as a successor, with respect to the Portfolios, to Republic Funds (formerly FundTrust) a Massachusetts business trust (organized on April 22, 1987). Republic Funds succeeded two previously existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984 and since renamed Fund Source). The Trust currently consists of six separately-managed portfolios, each offering two classes of shares of beneficial interest, the Financial Adviser Class and the No-Load Class (except for Managed Total Return, which only offers Financial Adviser Class). The Trustees may establish additional portfolios and divide Shares in each portfolio into additional classes in the future. The capitalization of the Trust consists solely of an unlimited number of Shares of beneficial interest with a par value of $0.001 each. When issued, Shares of the Portfolios are fully paid, non-assessable and freely transferable.

Voting


Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or the provisions of the Master Trust Agreement they may be entitled to vote. When matters are submitted for shareholder vote, shareholders will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio or class is required on any matter affecting that Portfolio or class on which shareholders are entitled to vote. Shareholders of a Portfolio or class are not entitled to vote on Trust matters that do not affect the Portfolio or class and do not require a separate vote of the Portfolio or class. The Trust is not required to hold regular annual meetings of its shareholders and does not intend to do so. See "Other Information--Voting Rights" in the SAI. As of January 7, 1998, Turtle & Co. FC1202, c/o State Street Bank & Trust Company, P.O. Box 9242, Boston, MA 02209, was the owner of record of 26.40% of the voting securities of the Growth Portfolio, and therefore, may, for certain purposes be deemed to control the Growth Portfolio and be able to affect the outcome of certain matters presented for a vote of shareholders. As of January 7, 1998, Turtle & Co. FC1202, c/o State Street Bank & Trust Company, P.O. Box 9242, Boston, MA 02209, was the owner of record of 28.24% of the voting securities of the Growth with Income Portfolio, and therefore, may, for certain purposes be deemed to control the Growth with Income Portfolio and be able to affect the outcome of certain matters presented for a vote of shareholders. As of January 7, 1998, Turtle & Co. FC1202, c/o State Street Bank & Trust Company, P.O. Box 9242, Boston, MA 02209, was the owner of record of 45.38% of the voting securities of the Bond Portfolio and Turtle & Co. FC-RR, P.O. Box 9427, Boston, MA 02209, was the owner of record of 32.76% of the voting securities of the Bond Portfolio, and therefore, may, for certain purposes be deemed to control the Bond Portfolio and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Master Trust Agreement provides that the holders of not less than three-fourths of the outstanding Shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding Shares of the Trust.

Shares entitle their holders to one vote per share (with proportionate voting for fractional Shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding Shares" of the Trust, Portfolio or Class means the vote of the lesser of: (i) 67% of the Shares of the Trust, Portfolio or Class present at a meeting if the holders of more than 50% of the outstanding Shares of the Trust, Portfolio or Class are present in person or by proxy or (ii) more than 50% of the outstanding Shares of the Trust, Portfolio or Class.

In compliance with applicable provisions of the 1940 Act, shares of the underlying funds owned by the Portfolios will be voted in the same proportion as the vote of all other holders of those shares.

Performance Information


The Trust may, from time to time, include quotations of the Portfolios' yield and total return in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (up to the life of such Portfolio). All total return figures will reflect a proportional share of Portfolio expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of yield or total return reflect only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. The performance information reflects the effect of non-recurring charges, such as the maximum sales charge, which, if excluded, would increase the yield and total return. Yield and total return for a Portfolio will vary based on changes in market conditions and the level of such Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

For the period prior to its establishment, the Class has adopted the performance of the Predecessor Portfolios. The performance for this period will reflect the deduction of expenses set forth in the Portfolio Expense Table See "Portfolio Expenses."

In connection with communicating the Portfolios' yield and total return to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

For a more detailed description of the methods used to calculate each Portfolio's yield and total return, see the SAI.

OTHER CLASSES OF SHARES


The Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and International Portfolio also offer another class of shares called No-Load Class shares. No-Load Class shares are sold at net asset value to participants in the FundManager Advisory Program (the "Program"). The Program is an investment advisory service that directly provides to investors asset allocation recommendations with respect to the Portfolios based on an evaluation of an investor's investment objectives and risk tolerances. The minimum investment by participants in the Program is $50,000.

Both classes are subject to certain of the same expenses. However, No-Load Class Shares are distributed without sales charges or 12b-1 fees.


Expense differences between classes may affect the performance of each class.

SHAREHOLDER INQUIRES

All shareholder inquires should be directed to your investment executive or financial adviser, or call (800) 344-9033 (Toll Free).

DESCRIPTION OF BOND RATINGS

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements, their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree; often in default; C--lowest rated class of bonds; regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC--predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the lowest degree of speculation and CC the highest.

S&P applies indicators "+," no character, and "" to its rating categories. The indicators show relative standing within the major rating categories.






[Graphic]

Investment Adviser

Freedom Capital Management Corporation
One Beacon Street
Boston, MA 02108

Distributors
Tucker Anthony, Incorporated
200 World Financial Center
New York, NY 10281

Sutro & Co., Inc.
201 California Street
San Francisco, CA 94111

Freedom Distributors Corporation
One Beacon Street
Boston, MA 02108

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

G01966-02 (1/98)

[Graphic]

January 31, 1998
* Aggressive Growth Portfolio
* Growth Portfolio
* Growth with Income Portfolio
* Bond Portfolio
* Managed Total Return Portfolio
* International Portfolio






FundManager Portfolios--No-Load Class

One Beacon Street, Boston, Massachusetts 02108

-------------------------------------------------------------------------------
General Information: (800) 344-9033 (Toll Free)

FundManager Portfolios (the "Trust") is an open-end management investment company consisting of six separate diversified series with different investment objectives. This Prospectus describes five diversified series (individually and collectively referred to as "Portfolio" or "Portfolios," as the context requires) of the Trust. Each Portfolio offers two classes of shares. The shares offered by this Prospectus are the No-Load Class (the "Class") of shares ("Shares"). The Portfolios seek to achieve their objectives by investing in shares of other open-end investment companies commonly called mutual funds and, in the case of International Portfolio, by also investing in shares of closed-end management companies and unit investment trusts. These policies involve certain expenses in addition to those applicable to direct investment in mutual funds. See "Risks and Other Considerations--Expenses." The M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom Capital Management" or the "Adviser") continuously manages each Portfolio's investment portfolio.

Aggressive Growth Portfolio seeks capital appreciation without regard to current income.

Growth Portfolio primarily seeks long-term capital appreciation. Current income is a secondary consideration.

Growth with Income Portfolio seeks a combination of capital appreciation and current income.

Bond Portfolio seeks a high level of current income.

International Portfolio seeks long-term capital appreciation. Current income is a secondary consideration.

Shares of the Portfolios are only offered for sale at net asset value by Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co. Incorporated ("Sutro") (collectively, the "Distributors") to participants in the FundManager Advisory Program (the "Program"). In addition to Tucker Anthony and Sutro, Freedom Distributors Corporation ("Freedom Distributors") and Edgewood Services, Inc. ("Edgewood") serve as co-distributors for the Portfolios. The Program is an investment advisory service that directly provides to investors asset allocation recommendations with respect to the Portfolios based on an evaluation of an investor's investment objectives and risk tolerances. See "Purchase of Shares." In addition, the Portfolios may invest in shares of mutual funds which charge sales loads and/or pay their own distribution expenses.

Investments in the Portfolios are neither insured nor guaranteed by the U.S. government. Shares of the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in the Portfolios is subject to investment risks, including possible loss of the principal amount invested.

This prospectus sets forth concisely the information a prospective investor should know before investing in the Portfolios. A Statement of Additional Information (the "SAI") dated January 31, 1998, and as supplemented from time to time containing additional and more detailed information about the Portfolios has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this prospectus. You may request a copy of the SAI, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by writing or calling the Trust at the address and information number printed above. The SAI, material incorporated by reference into this document, and other information regarding the Portfolios is maintained electronically with the SEC at internet web site (http://www.sec.gov).
     This Prospectus should be read and retained for information about the Portfolios.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS JANUARY 31, 1998

-------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------

HIGHLIGHTS                                                               1
 Portfolio Expenses                                                      2
 Financial Highlights                                                    3
 FundManager Portfolios                                                  6
 Investment Objectives and Policies                                      6
 Investments of and Investment Techniques
  Employed by Mutual Funds in which the
  Portfolios May Invest                                                 10
 Investment Policies and Restrictions                                   18
 Risks and Other Considerations                                         19
 Expenses                                                               20
 Management of FundManager Portfolios                                   21
 The Adviser                                                            21
 The Administrator                                                      22
 The Distributors                                                       22
 Custodian                                                              22
 Transfer Agent, Dividend Disbursing
 Agent, and Shareholder Servicing Agent                                 22
 Other Expenses                                                         23
 Portfolio Transactions                                                 23
 Determination of Net Asset Value                                       23
 Purchase of Shares                                                     24
 Purchases by Clients of the Distributors
 or Authorized Securities Dealers                                       24
 FundManager Advisory Program                                           25
 Redemption of Shares                                                   25
 Redemption of Shares Purchased
 Through a Distributor or
 Authorized Securities Dealer                                           25
 Direct Redemption                                                      25
 Dividends, Distributions and Taxes                                     26

 Other Information                                                      27
 Other Classes of Shares                                                29
 Shareholder Inquiries                                                  29
 Description of Bond Ratings                                            29



HIGHLIGHTS
-------------------------------------------------------------------------------
FUNDMANAGER PORTFOLIOS  Page 6

Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and International Portfolio are series of the Trust, a Delaware business trust. Each Portfolio seeks to achieve its investment objective by
investing in mutual funds registered with the SEC.      INVESTMENT OBJECTIVES
AND POLICIES Page 6     Each Portfolio has distinct investment objectives.
Aggressive Growth Portfolio seeks capital appreciation without regard to current income. Growth Portfolio primarily seeks capital appreciation with current income a secondary consideration. Growth with Income Portfolio seeks a combination of capital appreciation and current income. Bond Portfolio seeks a high level of current income. International Portfolio seeks long-term capital appreciation with current income a secondary consideration. The mutual funds in which the Portfolios invest may invest in securities which entail certain risks. These risks are described in "Investments of and Investment Techniques Employed
by Mutual Funds in Which the Portfolios May Invest."      RISKS AND OTHER
CONSIDERATIONS Page 19     Investing in a Portfolio that consists of an
underlying portfolio of open-end, and also closed-end in the case of International Portfolio, mutual funds ("underlying funds") involves certain additional expenses and certain tax results which would not be present in a direct investment in mutual funds. See "Expenses" and "Dividends, Distributions and Taxes." In addition, Federal law imposes certain limits on the purchases of
mutual fund shares by the Portfolios.      MANAGEMENT OF FUNDMANAGER PORTFOLIOS
Page 21

The Trust has retained Freedom Capital Management to act as its investment adviser. For its services, the Adviser receives from each Portfolio a fee at the annual rate of 0.50% of the Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. See "The Adviser."

The Trust has retained Federated Administrative Services ("FAS") to provide certain management and administrative services to the Portfolios. For these services, each Portfolio pays FAS a fee at the annual rate of 0.150% of the first $250 million of that Portfolio's average daily net assets, 0.125% of the next $250 million of such assets, 0.100% of the next $250 million of such assets, and 0.075% of such assets in excess of $750 million. See "The Administrator." In addition, Freedom Distributors and Edgewood may receive additional compensation in connection with the Portfolios' purchases of mutual funds. See "Portfolio Transactions."

PURCHASE OF SHARES  Page 24

Purchases of Shares of the Trust by participants in the Program must be through a brokerage account maintained with the Distributors. The minimum investment by participants in the Program is $50,000. The Trust may issue Shares of the Portfolios in exchange for mutual fund shares meeting the Portfolios' investment
objective, as determined by the Adviser.      REDEMPTION OF SHARES Page 25

Shares may be redeemed at their next determined net asset value. See "Determination of Net Asset Value." Redemptions may be made by letter or wire. The Trust reserves the right to redeem, upon not less than 30 days' notice, all Shares of a Portfolio in an account (other than an IRA) which has a value below $500.

DIVIDENDS, DISTRIBUTIONS AND TAXES  Page 26

Aggressive Growth Portfolio and International Portfolio will distribute net investment income annually; Growth Portfolio will distribute net investment income semiannually; Growth with Income Portfolio will distribute net investment income quarterly; and Bond Portfolio will distribute its net investment income monthly. Each Portfolio will distribute any net realized capital gains at least annually unless otherwise instructed. All dividends and distributions generally will be reinvested automatically at net asset value in additional Shares of the Portfolio making the distribution.

PORTFOLIO EXPENSES
-------------------------------------------------------------------------------

The following table illustrates the expenses and fees that a shareholder of each Portfolio will incur.

                    ANNUAL NO LOAD CLASS OPERATING EXPENSES

                    (As a percentage of average net assets)*
              (As a percentage of projected average net assets)**

                                                                                    Growth
                                                 Aggressive                          with
                                                   Growth**     Growth*    Income*   Bond*   International**
Management Fees                                      0.50%        0.50%     0.50%   0.50%         0.50%
Distribution and shareholder service expenses        None         None      None     None         None
Other Expenses                                       0.71%        0.65%     0.62%   0.39%         1.39%
 Total Portfolio Operating Expenses(1)               1.21%        1.15%     1.12%   0.89%         1.89%

(1) Total Portfolio Operating Expenses in the table above, with the exception of the Aggressive Growth Portfolio and the International Portfolio, are based on expenses incurred during the fiscal year ended September 30, 1997. Total Portfolio Operating Expenses in the table above, for the Aggressive Growth Portfolio and the International Portfolio, are based on expenses expected during the fiscal year ending September 30, 1998. The total portfolio operating expenses were 1.09%, 1.15%, 1.12% and 0.89% for the Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio and Bond Portfolio, respectively, for the fiscal year ended September 30, 1997. The total portfolio operating expenses would have been 1.12%, 1.20%, 1.17% and 0.93% for the Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio and Bond Portfolio, respectively, for the fiscal year ended September 30, 1997, absent the voluntary waiver of a portion of the administrative fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of FundManager Portfolios." Wire-transferred redemptions may be subject to an additional fee.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The portfolio charges no redemption fees.

                            Growth
                Aggressive   with
                 Growth     Growth   Income    Bond   International
1 year            $ 12        $ 12    $ 11     $  9       $19
3 years           $ 38        $ 37    $ 36     $ 28       $59
5 years           $ 67        $ 63    $ 62     $ 49       N/A
10 years          $147        $140    $136     $110       N/A

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Aggressive Growth Portfolio and the International Portfolio fiscal year ending September 30, 1998.

FINANCIAL HIGHLIGHTS

The Portfolios' financial data through September 30, 1997, shown below is to assist investors in evaluating the performance of each Portfolio. Prior to May 8, 1995, the Portfolios were a diversified series of the Republic Funds (the "Predecessor Funds"), also an open-end, management investment company. The information for the years ended September 30, 1997, 1996, 1995, 1994, and 1993 in the following tables have been audited by Ernst & Young LLP, the Portfolios' Independent Auditors. The report of Ernst & Young LLP, dated November 25, 1997, on the Portfolios' financial statements for the year then ended September 30, 1997, and on the following tables for the periods presented, is included in the Annual Report, which is incorporated by reference. These tables should be read in conjunction with the Portfolios' financial statements and notes thereto, which are contained in the Annual Report. Further information about the Portfolios' performance also is contained in the Portfolios' Annual Report, dated September 30, 1997, which can be obtained free of charge. The information in the following tables for the fiscal year ended September 30, 1991 and for prior fiscal year ends has been examined by other auditors who have expressed an unqualified opinion.

Freedom Capital Management is the Trust's investment adviser. From September 1, 1993 to February21, 1995, the M.D. Hirsch Division of Republic Asset Management Corporation ("Republic Asset Management"), an affiliate of Republic National Bank of New York ("Republic"), served as investment adviser to the Predecessor Funds. Prior to September1, 1993, M.D. Hirsch Investment Management, Inc. ("Hirsch"), also an affiliate of Republic, served as the investment adviser to the Predecessor Funds. Prior to February 1, 1991, Republic was the investment adviser to the Predecessor Funds.




Aggressive Growth Portfolio--No-Load Class
------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                   Year Ended
                                  September 30,
                                    1997 1996
Net Asset Value, beginning of period                            $16.91      $18.31
Income from investment operations
 Net investment income (operating loss)                          (0.04)(a)   (0.04)(a)
 Net realized and unrealized gain on investments                  3.76        1.63
Total from investment operations                                  3.72        1.87
Less distributions
 Distributions from net investment income                        (0.15)      (0.36)
 Distributions from net realized gain on investments+            (1.92)      (2.89)
Total distributions                                              (2.07)      (3.27)
Net Asset Value, end of period                                  $18.56      $16.91
Total return(b)                                                  24.76%      12.77%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                           $1,921      $ 1432
 Ratio of expenses to average net assets                          1.09%       1.15%
 Ratio of net investment income to average net assets            (0.25%)      0.24%
 Ratio of waiver to average net assets(c)                         0.03%       0.06%
 Portfolio turnover                                                 51%       1.58%
+Paid from realized net short-term gain                         $ 0.28      $ 0.27

Growth Portfolio--No-Load Class
------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                   Year Ended
                                  September 30,
                                    1997 1996
Net Asset Value, beginning of period                            $15.04      $16.14
Income from investment operations
 Net investment income (operating loss)                           0.11(a)    (0.06)
 Net realized and unrealized gain on investments                  4.93        2.02
Total from investment operations                                  5.04        1.96
Less distributions
 Distributions from net investment income                        (0.41)      (0.29)
 Distributions from net realized gain on investments+            (1.83)      (2.77)
Total distributions                                              (2.24)      (3.06)
Net Asset Value, end of period                                  $17.84      $15.04
Total return(b)                                                  37.59%      14.21%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                           $1,264      $  877
 Ratio of expenses to average net assets                          1.15%       1.30%
 Ratio of net investment income to average net assets             0.69%      (0.39%)
 Ratio of waiver to average net assets(c)                         0.05%       0.06%
 Portfolio turnover                                                 95%         98%
+Paid from realized net short-term gain                         $ 0.12          --
-------------------------------------------------------------------------------------

 (a) Per share information is based on average shares outstanding.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Growth with Income Portfolio--No-Load Class
-------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                Year Ended
                                                               September 30,
                                                             1997        1996
Net Asset Value, beginning of period                        $16.71     $18.28
Income from investment operations
 Net investment income                                        0.32(a)    0.39(a)
Net realized and unrealized gain on investments               4.75       1.86
Total from investment operations                              5.07       2.25
Less distributions
 Distributions from net investment income                    (0.68)     (0.89)
 Distributions from net realized gain on investments+        (2.33)     (2.93)
Total distributions                                          (3.01)     (3.82)
Net Asset Value, end of period                              $18.77     $16.71
Total return(b)                                              34.89%     14.06%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                       $  800     $  621
 Ratio of expenses to average net assets                      1.12%      1.28%
 Ratio of net investment income to average net assets         1.84%      2.42%
 Ratio of waiver to average net assets(c)                     0.05%      0.06%
 Portfolio turnover                                             61%        85%
+Paid from realized net short-term gain                         --     $ 0.06

Bond Portfolio--No-Load Class
-------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                Year Ended
                                                               September 30,
                                                              1997       1996
Net Asset Value, beginning of period                        $10.04     $10.21
Income from investment operations
Net investment income(a)                                      0.57(a)    0.55(a)
 Net realized and unrealized gain (loss) on investments       0.30      (0.16)
Total from investment operations                              0.87       0.39
Less distribution
 Distributions from net investment income                    (0.57)     (0.56)
 Distributions from net realized gain on investments            --         --
Total distributions                                          (0.57)     (0.56)
Net Asset Value, end of period                              $10.34     $10.04
Total return(b)                                               8.92%      3.88%
Ratios/Supplemental data
 Net assets, end of period (in 000's)                       $2,221     $1,988
 Ratio of expenses to average net assets                      0.89%      0.99%
 Ratio of net investment income to average net assets         5.57%      5.57%
 Ratio of waiver to average net assets(c)                     0.04%      0.05%
 Portfolio turnover                                            142%        93%
-------------------------------------------------------------------------------

 (a) Per share information is based on average shares outstanding.

 (b) Based on net asset value.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FUNDMANAGER PORTFOLIOS
--------------------------------------------------------------------------------

The Trust was organized as a Delaware business trust on February 7, 1995, and is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") consisting of six diversified separate series -
- Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total Return Portfolio and International Portfolio. This prospectus relates only to the No-Load Class of Shares of Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and International Portfolio. Investment in Shares of one or more of the Portfolios involves risks and there can be no assurance that the Portfolios' investment objectives will be achieved.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

Each Portfolio seeks to achieve its investment objective by investing in a portfolio of other open-end registered investment companies. The Investment Portfolio also may invest in closed-end investment companies and unit investment trusts. At times, for temporary defensive purposes when warranted by general economic and financial conditions, a Portfolio may invest in money market mutual funds or invest directly in (or enter into repurchase agreements maturing in seven days or less with banks and broker-dealers with respect to) short-term debt securities, including U.S. Treasury bills and other short-term U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances. However, except when a Portfolio is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, a Portfolio normally will maintain its assets invested in underlying funds. Although all of the Portfolios may invest in shares of the same underlying fund, the percentage of each Portfolio's assets so invested may vary and the Adviser will determine that such investments are consistent with the investment objectives and policies of each particular Portfolio. A Portfolio (with the exception of International Portfolio) may not purchase shares of any closed-end investment company. In addition, a Portfolio may not purchase shares of any investment company which is not registered with the SEC. Each Portfolio's investment objectives and certain of its related policies and activities are fundamental and may not be changed by the Board of Trustees (the "Trustees") of the Trust, on behalf of a particular Portfolio, without approval of the shareholders of that Portfolio.

AGGRESSIVE GROWTH PORTFOLIO

The investment objective of Aggressive Growth Portfolio is capital appreciation without regard to current income. The underlying funds in which it invests will consist of funds which seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). For temporary defensive purposes, these funds also may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. government securities, commercial paper, certificates of deposit or other money market securities.

The Portfolio also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Portfolio will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Portfolio" and "Description of Bond Ratings."

The underlying funds in which Aggressive Growth Portfolio invests may incur more risk than those in which Growth Portfolio and Growth with Income Portfolio invest. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable capital gains) and/or invest in companies whose securities are subject to more erratic market movements. The underlying funds also may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in illiquid securities (excluding Rule 144A securities which are deemed liquid by the Trustees) ("Illiquid Securities"); invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes (i.e., leverage their portfolios); write (sell) or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described in the "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest."

As a result, an investment in Aggressive Growth Portfolio can be expected to involve greater risk than an investment in any of the other Portfolios.

GROWTH PORTFOLIO

The primary investment objective of Growth Portfolio is long-term capital appreciation. Current income is of secondary importance. The underlying funds in which it invests will consist of funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term capital growth or appreciation with current income typically of secondary importance. For temporary defensive purposes, these underlying funds also may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. government securities, commercial paper, certificates of deposit or other money market instruments.

The Portfolio also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Portfolio will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Portfolio" and "Description of Bond Ratings."

The underlying funds in which the Growth Portfolio invests may be authorized to invest up to 100% of their assets in the securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in Illiquid Securities; invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes; write or purchase call or put options on securities or stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described in "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest."

GROWTH WITH INCOME PORTFOLIO

The investment objective of Growth with Income Portfolio is realization of a combination of capital appreciation and current income. The underlying funds in which it invests will consist of funds which seek long-term capital appreciation and/or funds which seek (i) income from dividends, (ii) income from interest, or
(iii) growth of income (or any combination of (i)-(iii)). These underlying funds invest in common stocks, preferred stocks, bonds and other fixed-income securities (including convertible preferred stock and convertible debentures). The underlying funds also may, for temporary defensive purposes, invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) U.S. government securities, commercial paper, certificates of deposit or other money market securities.

The Portfolio also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Portfolio will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Portfolio" and "Description of Bond Ratings."

These underlying funds may invest up to 100% of their assets in the securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% of their assets in Illiquid Securities; invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes; write or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in any one industry; invest up to 100% of their assets in master demand notes; invest in long or short-term corporate bonds (see "Bond Portfolio ") and other fixed income securities (such as U.S. government securities, commercial paper, preferred stock, convertible preferred stock and convertible debentures); and enter into futures contracts and options on futures contracts. The risks associated with these investments are described below.

BOND PORTFOLIO

The investment objective of Bond Portfolio is a high level of current income. The underlying funds in which it invests will include funds which seek high current income by investing in long or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures). The underlying funds also may lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes; write or purchase call or put options on securities or on stock indexes; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts.

The Portfolio will invest in underlying funds which limit their corporate bond investments to investment grade bonds which generally are considered to be bonds rated within one of the four highest quality grades assigned by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or which are unrated but are deemed by an underlying fund's investment adviser to be of comparable quality. These include bonds rated AAA, AA, A and BBB by S&P and bonds rated Aaa, Aa, A and Baa by Moody's. Bonds rated BBB by S&P or Baa by Moody's normally indicate a greater degree of investment risk than bonds with higher ratings.

The Portfolio also will invest (without limitation) in underlying funds which themselves may invest in corporate bonds which are not considered investment grade bonds (commonly referred to as "junk bonds") by an NRSRO, such as Moody's or S&P, or which are unrated, and thus may carry a greater degree of risk than bonds considered investment grade. These include bonds rated BB, B, CCC and CC by S&P, and Ba, B, Caa, Ca and C by Moody's. These ratings may indicate that the bonds are predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may indicate that the issuer soon may be or currently is in default. The risks associated with these investments are described in "Description of Bond Ratings." The Portfolio will limit its direct and indirect investment in junk bonds to less than 35% of its net assets.

As a general matter, the current value of bonds varies inversely with changes in prevailing interest rates. If interest rates increase after a bond is purchased, the value of that security will normally decline. Conversely, should prevailing interest rates decrease after a bond is purchased, its market price will
normally rise.     INTERNATIONAL PORTFOLIO THE INVESTMENT OBJECTIVE OF THE
PORTFOLIO IS LONG-TERM CAPITAL APPRECIATION; CURRENT INCOME IS A SECONDARY, NON-FUNDAMENTAL CONSIDERATION. THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN SHARES OF INTERNATIONAL MUTUAL FUNDS. UNDER NORMAL MARKET CONDITIONS, AND AS A NON- FUNDAMENTAL INVESTMENT POLICY, THE PORTFOLIO WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN INTERNATIONAL EQUITY FUNDS (THOSE FUNDS THAT INVEST PRIMARILY IN FOREIGN COMMON STOCKS, OR FOREIGN SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE FOR COMMON STOCK). THE REMAINING ASSETS OF THE PORTFOLIO MAY CONSIST OF INTERNATIONAL BOND FUNDS (THOSE FUNDS THAT INVEST PRIMARILY IN FOREIGN GOVERNMENT AND CORPORATE BONDS) OR GLOBAL BOND OR STOCK FUNDS. INTERNATIONAL FUNDS INVEST PRIMARILY IN THE SECURITIES OF COMPANIES OR ISSUERS LOCATED IN AT LEAST THREE COUNTRIES OTHER THAN THE UNITED STATES. GLOBAL FUNDS INVEST PRIMARILY IN SECURITIES OF COMPANIES OR ISSUERS LOCATED IN AT LEAST THREE COUNTRIES, INCLUDING THE UNITED STATES. THE PORTFOLIO MAY ALSO INVEST IN CLOSED-END INVESTMENT COMPANIES AND UNIT INVESTMENT TRUSTS WITH SIMILAR INVESTMENT EMPHASIS. (UNLIKE OPEN-END FUNDS THAT OFFER AND SELL THEIR SHARES AT NET ASSET VALUE PLUS ANY APPLICABLE SALES CHARGE, THE SHARES OF CLOSED-END FUNDS AND UNIT INVESTMENT TRUSTS MAY TRADE AT A MARKET VALUE THAT REPRESENTS A PREMIUM, DISCOUNT, OR SPREAD TO NET ASSET VALUE.)

THE UNDERLYING FUNDS WILL TYPICALLY HAVE AN INVESTMENT OBJECTIVE OF LONG-TERM CAPITAL GROWTH OR APPRECIATION WITH CURRENT INCOME TYPICALLY OF SECONDARY IMPORTANCE. INVESTMENT IN FOREIGN SECURITIES ENTAILS UNIQUE RISKS IN ADDITION TO THE RISKS INVOLVED IN INVESTING IN DOMESTIC SECURITIES. IN ADDITION, FOREIGN SECURITIES INVESTMENTS MAY INCLUDE INVESTMENTS IN DEVELOPING OR EMERGING MARKET COUNTRIES, WHICH TEND TO HAVE ECONOMIC, POLITICAL AND SOCIAL STRUCTURES THAT ARE LESS STABLE THAN DEVELOPED MARKET COUNTRIES. THE RISKS OF INVESTING IN FOREIGN SECURITIES AS WELL AS DEVELOPING OR EMERGING MARKETS ARE DESCRIBED FURTHER UNDER "INVESTMENTS OF AND INVESTMENT TECHNIQUES EMPLOYED BY MUTUAL FUNDS IN WHICH THE PORTFOLIO MAY INVEST." ALL OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS MUST BE REGISTERED UNDER THE 1940 ACT.

THE PORTFOLIO MAY INVEST IN UNDERLYING FUNDS WHICH LIMIT THEIR CORPORATE BOND INVESTMENTS TO INVESTMENT GRADE CATEGORY, WHICH ARE RATED WITHIN ONE OF THE FOUR HIGHEST QUALITY GRADES ASSIGNED BY A NRSRO SUCH AS S&P OR MOODY'S OR UNDERLYING FUNDS WHICH INVEST IN CORPORATE BOND INVESTMENTS WHICH ARE UNRATED BUT ARE DEEMED BY AN UNDERLYING FUND'S INVESTMENT ADVISER TO BE OF COMPARABLE QUALITY. THE PORTFOLIO MAY ALSO INVEST IN UNDERLYING FUNDS WHICH INVEST IN CORPORATE BONDS WHICH ARE NOT CONSIDERED INVESTMENT GRADE BONDS (COMMONLY REFERRED TO AS "JUNK BONDS") BY AN NRSRO OR WHICH ARE UNRATED, AND THUS MAY CARRY A GREATER DEGREE OF RISK THAN BONDS CONSIDERED INVESTMENT GRADE. THESE RATINGS MAY INDICATE THAT THE BONDS ARE PREDOMINANTLY SPECULATIVE WITH RESPECT TO THE ISSUER'S ABILITY TO PAY INTEREST AND REPAY PRINCIPAL AND MAY INDICATE THAT THE ISSUER SOON MAY BE OR CURRENTLY IS IN DEFAULT. THE RISKS ASSOCIATED WITH THESE INVESTMENTS ARE DESCRIBED BELOW UNDER "HIGH YIELD SECURITIES."

AT TIMES, FOR TEMPORARY DEFENSIVE PURPOSES WHEN WARRANTED BY GENERAL ECONOMIC AND FINANCIAL CONDITIONS, THE PORTFOLIO MAY INVEST UP TO 100% OF ITS TOTAL ASSETS IN MONEY MARKET MUTUAL FUNDS OR INVEST DIRECTLY IN (OR ENTER INTO REPURCHASE AGREEMENTS MATURING IN SEVEN DAYS OR LESS WITH BANKS AND BROKER-DEALERS WITH RESPECT TO) SHORT-TERM DEBT SECURITIES, INCLUDING U.S. TREASURY BILLS AND OTHER SHORT-TERM U.S. GOVERNMENT SECURITIES, COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. THE UNDERLYING FUNDS MAY ALSO HAVE A SIMILAR TEMPORARY DEFENSIVE INVESTMENT POLICY. HOWEVER, EXCEPT WHEN THE PORTFOLIO IS IN A TEMPORARY DEFENSIVE INVESTMENT POSITION OR AS MAY BE CONSIDERED NECESSARY TO ACCUMULATE CASH IN ORDER TO SATISFY MINIMUM PURCHASE REQUIREMENTS OF THE UNDERLYING FUNDS OR TO MEET ANTICIPATED REDEMPTIONS, THE PORTFOLIO NORMALLY WILL MAINTAIN ITS ASSETS INVESTED IN UNDERLYING FUNDS.

THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS MAY INVEST UP TO 100% OF THEIR ASSETS IN SECURITIES OF FOREIGN ISSUERS AND ENGAGE IN FOREIGN CURRENCY TRANSACTIONS WITH RESPECT TO THESE INVESTMENTS; INVEST UP TO 15% OR MORE OF THEIR ASSETS IN ILLIQUID SECURITIES (EXCLUDING RULE 144A SECURITIES WHICH ARE DEEMED ILLIQUID BY THE TRUSTEES) ("ILLIQUID SECURITIES"); INVEST THEIR ASSETS IN WARRANTS; LEND THEIR PORTFOLIO SECURITIES; SELL SECURITIES SHORT; BORROW MONEY IN AMOUNTS UP TO ONE-THIRD OF THEIR ASSETS FOR INVESTMENT PURPOSES (I.E., LEVERAGE THEIR PORTFOLIOS); WRITE (SELL) OR PURCHASE CALL OR PUT OPTIONS ON SECURITIES OR STOCK INDEXES; CONCENTRATE MORE THAN 25% OF THEIR ASSETS IN ONE INDUSTRY; INVEST UP TO 100% OF THEIR ASSETS IN MASTER DEMAND NOTES; AND ENTER INTO FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. THE RISK ASSOCIATED WITH THESE INVESTMENTS ARE DESCRIBED IN THE "INVESTMENTS OF AND INVESTMENT TECHNIQUES EMPLOYED BY MUTUAL FUNDS IN WHICH THE PORTFOLIO MAY INVEST." INVESTMENTS OF AND INVESTMENT TECHNIQUES EMPLOYED BY MUTUAL FUNDS IN WHICH THE
PORTFOLIOS MAY INVEST     Illiquid Securities. Except as noted below, an
underlying fund may invest not more than 15% of its net assets in securities for which there is no readily available market ("Illiquid Securities"), which would include certain restricted securities the disposition of which would be subject to legal restrictions and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by a Portfolio) could decline. A closed-end investment company may have greater than 15% of its net assets in illiquid securities since closed-end funds are not required to redeem their
shares under the 1940 Act.      Foreign Securities. An underlying fund may
invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the fund's foreign securities may be adversely affected by fluctuations in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. In addition, income received by an underlying fund from sources within foreign countries, such as dividends and interest payable on foreign securities, may be subject to foreign taxes, including taxes withheld from payments on those securities. Moreover, the underlying funds will generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange ("NYSE") is closed). Foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges which may trade on other days (such as Saturday or NYSE holidays). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders of the Trust do not have access to their respective Portfolios. Under the 1940 Act, an underlying fund may maintain its foreign securities in
custody of non-U.S. banks and securities depositories.     Other differences
between foreign and U.S. companies include: less readily available market quotations on foreign companies; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities, which could cause prices to be erratic for reasons apart from factors that affect the quality of securities; the likelihood that foreign securities may be less liquid or more volatile; unreliable mail service between countries; political or financial changes which adversely affect investments in some countries; certain markets may require payment for securities before delivery; and religious and ethnic instability.

To the extent that a Portfolio invests in underlying funds that invest primarily in the securities of issuers located in a single country, any political, economic or regulatory developments within that country affecting the value of the securities in the underlying fund's portfolio will have a greater impact on the total value of the portfolio underlying funds than would be the case if the portfolio were diversified among the securities of more countries.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, or in issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. An underlying fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls would be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the investments in those countries.

Brokerage commissions, custodial services, and other costs relating to foreign investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of an underlying fund to make intended security purchases due to settlement problems could cause the underlying fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses due to subsequent declines in value of the portfolio security or, if the underlying fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors. Investors are advised that when such policies are instituted, the Portfolios will abide by them, and the Portfolios anticipate compliance by the underlying funds.

Depositary Receipts. An underlying fund may also invest in equity or debt securities of foreign issuers traded on the New York or American Stock Exchanges, other exchanges, or in the over-the-counter market in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio or the underlying funds to financial or other reports from the issuer of the underlying security, to which they would be entitled as the owner of sponsored Depositary Receipts.

Emerging Markets. Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The risks of investing in developing or emerging markets are similar to, but greater than, the risks of investing in the securities of developed international markets since emerging or developing markets tend to have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries.

In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of these countries also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which portfolio securities are denominated may have an adverse impact on the underlying fund, including the Portfolio. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Currency Risks. Because an underlying fund may purchase securities denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates could affect: the underlying fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund, including the Portfolio. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of underlying fund assets denominated in that currency will decrease.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although underlying funds value their assets daily in U.S. dollars, they generally do not convert their holdings of foreign currencies to U.S. dollars daily. When an underlying fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they
buy and sell currencies.      Industry Concentration. An underlying fund may
concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

Master Demand Notes. Although the Portfolios themselves will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

Repurchase Agreements. Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. The Portfolios also may enter into repurchase agreements. These agreements are considered under the 1940 Act to be loans by the purchaser that are collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline. For a more complete discussion of repurchase agreements, see "Investment Policies" in the SAI.

Loans of Portfolio Securities. An underlying fund may lend its portfolio securities provided it complies with the following general requirements: (1) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. Closed-end funds may have a greater
percentage of their assets on loan.      Short Sales. An underlying fund may
sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
    The underlying fund also must deposit in a segregated account (or earmark) an amount of cash or U.S. government securities equal to the difference between
(a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the underlying fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the underlying fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to
defer a gain or loss for federal income tax purposes.      Foreign Currency
Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to 14 days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain which might result should the value of such
currency increase during the contract period.     Leverage Through Borrowing. An
underlying fund may borrow up to one-third of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds. Closed-end funds may borrow a greater
percentage of their assets.      Warrants. An underlying fund may invest in
warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

High Yield Securities. An underlying fund may invest in high yield, high risk securities. Investing in these securities (also called "junk bonds") involves special risks in addition to the risks associated with investments in higher-rated debt securities. High yield, high risk securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield, high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield, high risk security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield, high risk securities defaults, a fund may incur additional expenses to seek recovery. In the case of high yield, high risk securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield, high risk securities, especially in a thinly traded market.

There may be special tax considerations associated with investing in high yield, high risk securities structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating high yield, high risk securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Derivatives. An underlying fund may invest in the following instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index.

Options Activities. An underlying fund may write (i.e., sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

A fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

An underlying fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by an underlying fund are traded on U.S. and foreign exchanges or
over-the-counter.      A fund's option positions may be closed out only on an
exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Futures Contracts. An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of
the contracts.     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize. Futures contracts for foreign currencies are similarly structured to provide a hedge
against fluctuations in foreign currency.      A stock index futures contract
may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Options on Futures Contracts. A fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Hedging. An underlying fund may employ many of the investment techniques described in this section not only for investment purposes which may be considered speculative, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

INVESTMENT POLICIES AND RESTRICTIONS

The Portfolios have adopted certain fundamental investment policies (i.e., policies which may not be changed as to a Portfolio without the vote of a majority of that Portfolio's outstanding Shares, as defined under "Other Information--Voting") as well as certain investment policies which are not fundamental and therefore may be changed by the Trustees without shareholder approval. These policies reflect self-imposed standards or the requirements of federal law.

The Trust may, in the future, seek to achieve each Portfolio's investment objective by investing all of the Portfolio's assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Portfolio. Each Portfolio's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Under each Portfolio's fundamental investment policies, no Portfolio may invest more than 25% of its total assets in the securities of underlying funds which themselves concentrate (i.e., invest more than 25% of their assets) in any one industry. Nevertheless, through its investment in underlying funds, a Portfolio indirectly may invest more than 25% of its assets in one industry. The Portfolio also may not borrow money, except that a Portfolio may, as a temporary measure for extraordinary or emergency purposes, borrow from a bank in an amount not in excess of 5% of the Portfolio's total assets, or pledge or hypothecate its assets, except that the Portfolio may pledge not more than 5% of its total assets to secure such borrowings. A Portfolio will not make additional investments at any time during which it has outstanding borrowings.

Under each Portfolio's policies which are not fundamental, no Portfolio may (i) purchase or otherwise acquire the securities of any open-end investment company, and also any closed-end investment company or unit investment trust in the case of International Portfolio, (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, a Portfolio and all of its affiliates including the other Portfolios would own more than 3% of the total outstanding stock of that company, or (ii) purchase a security which is not readily marketable if, as a result, more than 15% of that Portfolio's net assets would consist of such securities. For this purpose, securities which are not readily marketable include repurchase agreements having more than seven days to maturity (see "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest") and may include shares of an investment company owned by the Portfolios in an amount exceeding 1% of the issuer's total
outstanding securities. See "Risks and Other Considerations."      Each
Portfolio may invest up to 5% of its net assets in repurchase agreements with banks and broker-dealers. This and other investment policies and restrictions are discussed in the SAI under the heading "Investment Policies."

The underlying funds in which a Portfolio invests may, but need not, have the same investment policies as the Portfolio. For example, although Aggressive Growth Portfolio will not borrow money for investment purposes, it may invest its assets in an underlying fund which borrows money for investment purposes (i.e., engages in leveraging). The investments which may be made by underlying funds in which the Portfolios invest and the risks associated with those investments are described under "Investment Objectives," "Investment Policies and Restrictions" and "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolios May Invest."

RISKS AND OTHER CONSIDERATIONS
--------------------------------------------------------------------------------

Any investment in a mutual fund involves risk and, although the Portfolios invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Portfolios in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. See "Expenses" and "Dividends, Distributions and Taxes."

A Portfolio, together with the other Portfolios and any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Adviser will be aggregated with those held by the Portfolios. Accordingly, when affiliated persons and other accounts managed by the Adviser hold shares of any of the underlying funds, each Portfolio's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.

The 1940 Act also provides that an underlying investment company whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying investment company's outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an underlying investment company's outstanding securities, therefore, may be considered not readily marketable securities which together with other such securities may not exceed 15% of that Portfolio's net assets. See "Investment Policies and Restrictions." These limitations are not fundamental investment policies and may be changed by the Trustees without shareholder approval.

Under certain circumstances, an underlying investment company may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolios may hold securities distributed by an underlying investment company until the Adviser determines
that it is appropriate to dispose of such securities.      Investment decisions
by the investment advisers of the underlying funds are made independently of the Trust and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

Each Portfolio may purchase shares of both load and no-load underlying funds. To the extent an underlying fund offers multiple classes of shares, the Portfolios will purchase the share class available to it with the lowest sales charges. However, the Portfolios will not invest in shares of underlying funds which are
sold with a contingent deferred sales charge.     Under the 1940 Act, a mutual
fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, a Portfolio currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds, which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested) under rules of the National Association of Securities Dealers. Nevertheless, when appropriate, a Portfolio will purchase such shares pursuant to (i) letters of intent, permitting it to obtain reduced sales charges by aggregating its intended purchases over time (generally 13 months from the initial purchase under the letter); (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) the right to obtain reduced sales charges by aggregating its purchases of several funds within a family of mutual funds. Based upon these privileges, it is expected that, in the majority of cases, the sales charges paid by a Portfolio on a load fund purchase will not exceed 1% of the public offering price (1.01% of the net amount invested). See "Portfolio
Transactions."      Under certain circumstances, a sales charge incurred by a
Portfolio in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss for federal income tax purposes on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the Portfolio to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares.

EXPENSES

As an investor in the Portfolios, you should recognize that you may invest directly in mutual funds and that, by investing in mutual funds indirectly through the Portfolios, you will bear not only your proportionate share of the expenses of the Portfolios (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. If you are an investor in the Portfolios through the Program offered by the Distributors you should recognize that the combined expenses of the Program and of the Portfolios (including their indirect expenses) may involve greater fees and expenses than present in other types of investments without the benefit of professional asset allocation recommendations, and you may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. As a Portfolio shareholder, you also will bear your proportionate share of any sales charges incurred by the Portfolio related to the purchase of shares of the underlying funds. Finally, as an investor, you should recognize that, as a result of the Portfolios' policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds. See "Dividends, Distributions and Taxes."

MANAGEMENT OF FUNDMANAGER
PORTFOLIOS
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management Trustees and Officers."

THE ADVISER
Freedom Capital Management has its principal office at One Beacon Street, Boston, Massachusetts. The Adviser advises the Trust through the M.D. Hirsch Division of Freedom Capital Management. Michael D. Hirsch, Chairman of the M.D. Hirsch Division of Freedom Capital Management, has provided discretionary investment advisory services relating to investments in mutual funds to
individual accounts since 1975.     Freedom Capital Management is an indirect,
wholly-owned subsidiary of JHFSC Acquisition Corp. whose stock is held by the following companies in the approximate percentages: Thomas H. Lee Equity Fund III, L.P. (49%), a Massachusetts limited partnership; SCP Private Equity Partners, L.P. (13%), a Delaware limited partnership; John Hancock Subsidiaries, Inc. (4.9%), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company; and certain members of management and employees of Freedom Securities Corporation (the direct parent of the Adviser and a subsidiary of JHFSC Acquisition Corp.) and its subsidiaries, including the Adviser (32%). Prior to November 29, 1996, Freedom Capital Management was an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"). John Hancock is a major mutual life insurance company based in Boston,Massachusetts.
     Pursuant to an Investment Advisory Contract, the Adviser is responsible for the investment management of each Portfolio's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Portfolio's investments directly with the issuers or with brokers or dealers, selected by it in its discretion, including Freedom Distributors and Edgewood. See "Portfolio Transactions." The Adviser also furnishes to the Trustees, which have overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Trust. For these services, the Adviser receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of that Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in
excess of $500 million.     Michael D. Hirsch is the Portfolio Manager of the
Portfolios and is responsible for the day to day management of the Portfolios. Currently, Mr. Hirsch is Chairman of the M.D. Hirsch Division of Freedom Capital Management. Prior to February 21, 1995, Mr.Hirsch was the Vice Chairman and Managing Director of the M.D. Hirsch Division of Republic Asset Management. Mr. Hirsch served as President of M.D. Hirsch Investment Management, Inc. from February, 1991 until June, 1993 and Chief Investment Officer of Republic National Bank of New York from 1981 until February, 1991. Mr. Hirsch pioneered the concept of investing his clients' assets in a portfolio of mutual funds in 1975. Mr. Hirsch is now a noted authority on mutual funds and has authored two books, "Multifund Investing" in 1987 and "The Mutual Fund Wealth Builder" in 1991.

Martin S. Orgel is the Senior Investment Analyst and Assistant Portfolio Manager for the Portfolios. Mr. Orgel graduated from the University of California at Los Angeles (U.C.L.A.) in 1994 with a B.A. degree, double-majoring in Business Economics and Political Science. Upon graduating from school, Mr. Orgel spent a brief tenure as a trading assistant with Swiss Bank Corporation. Mr. Orgel has been employed by Freedom Capital Management since November 1995.


THE ADMINISTRATOR
FAS, a wholly-owned subsidiary of Federated Investors with its principal business offices at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolios. FAS provides these at an annual rate which relates to the average aggregate daily net assets of the Portfolios as specified below:

  Maximum
Administrative        Average Aggregate
    Fee                Daily Net Assets
  .150%            on the first $250 million
  .125%            on the next $250 million
  .100%            on the next $250 million
  .075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Portfolio and $35,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee or minimums from time to time in its sole discretion.

THE DISTRIBUTORS

The Trustees of the Trust have approved a Distribution Contract (the "Distribution Contract") between the Trust and each of Edgewood, Freedom Distributors, Tucker Anthony and Sutro pursuant to which each will serve as a distributor of the Trust and of the Shares of each of the Portfolios.

The distributors may provide promotional incentives to investment executives who support the sale of Shares of the Portfolios. In some instances, these incentives may be offered only to certain investment executives which provide services in connection with the sale or expected sale of significant amounts of
Shares.     Edgewood, a registered broker/dealer, is a wholly-owned subsidiary of Federated Investors with principal business offices at Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897. Freedom Distributors is a registered broker/dealer with principal business offices at One Beacon Street, Boston, Massachusetts 02108. Tucker Anthony is a brokerage firm which is a member of the New York Stock Exchange continuing an investment banking and brokerage business established in 1892. The principal business address of Tucker Anthony is One Beacon Street, Boston, Massachusetts 02108. Sutro is brokerage firm and a member of the New York Stock Exchange. The principal business address of Sutro is 201 California Street, San Francisco, California 94111. Freedom Distributors, Tucker Anthony, and Sutro are subsidiaries of Freedom Securities Corporation. See description of "The Adviser" above.

CUSTODIAN
State Street Bank and Trust Company ("State Street Bank") provides custodial and portfolio accounting services to the Trust and the Portfolios. The principal business address of State Street Bank is P.O. Box 8600, Boston, Massachusetts 02266-8600.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND SHAREHOLDER SERVICING AGENT Federated Shareholder Services Company ("FSSC") maintains all necessary shareholder records. All written correspondence, including purchase and redemption requests, changes of address and other shareholder account changes, should be sent to: FundManager Portfolios, c/o Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts, 02266-8609.

OTHER EXPENSES
The Trust bears all costs of its operations other than expenses specifically assumed by the Administrator, Distributors or the Adviser. See "Management" in the SAI. Expenses directly attributable to a Portfolio or class are charged to that Portfolio or class; other expenses are allocated proportionately among the Portfolios or classes, as the case may be, in relation to the net assets of each Portfolio or class.

PORTFOLIO TRANSACTIONS
Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers, selected by it in its discretion, including Freedom Distributors and Edgewood. With respect to purchases of certain money market instruments, purchase orders are placed directly with the issuer or its agent. With respect to purchases of shares of underlying funds, the Portfolio may pay a sales charge. Sales charges of the underlying funds generally consist of two parts, the "dealer reallowance" (which typically comprises at least 80% of the amount of the charge and is paid to the broker participating in the sale of the underlying fund shares) and the underwriter's retention. To the extent permissible by law, Freedom Distributors and Edgewood will be designated as the participating brokers entitled to receive the dealer reallowance portion of the sales charge on purchases of load fund shares by the Portfolios. However, Freedom Distributors will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction nor will it be designated as the broker entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price. With respect to purchases of underlying fund shares, the Adviser directs substantially all of the Portfolios' orders to either Freedom Distributors or Edgewood, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of that Portfolio's Shares, except where the direction to another broker-dealer would increase the dealer reallowance paid by a fund to Freedom Distributors above 1% of the public offering price.

Freedom Distributors and Edgewood may also assist in the execution of a Portfolio's purchase of underlying fund shares and they may receive additional compensation (such as distribution payments, shareholder servicing fees, and/or trailer fees) from the underlying funds or their underwriters. In providing execution assistance, Freedom Distributors and Edgewood receive orders from the Adviser; place them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirm the trade, price and number of shares purchased; and assure prompt payment by the Portfolio and proper completion of the order. Payment of sales charges or other forms of compensation to Freedom Distributors or Edgewood is not a factor that the Adviser considers when selecting an underlying fund for purchase.

Each Portfolio is actively managed and has no restrictions upon portfolio turnover, although its annual turnover rate is not expected to exceed 100%. A 100% annual portfolio turnover rate would be achieved if each security in each Portfolio's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. To the extent each Portfolio is purchasing shares of load funds, a higher turnover rate would result in correspondingly higher sales loads paid by that Portfolio. Trading also may result in realization of net short-term capital gains which would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Portfolio at ordinary income tax rates. See "Dividends, Distributions and Taxes." There is no limit on the portfolio turnover rates of the underlying funds in which the Portfolio may invest.

DETERMINATION OF NET ASSET VALUE
The net asset value per share of each Portfolio is determined as of the close of trading (normally 4:00p.m., Eastern time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of a Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per share is calculated by dividing the aggregate value of a Portfolio's assets allocable to the Class less all liabilities by the number of that Class' outstanding shares.

The assets of each Portfolio consist primarily of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the boards of directors or trustees of the underlying fund. Money market mutual funds may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost which approximates market value.

Other assets of each Portfolio are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Trustees. Debt instruments having 60 days or less remaining to maturity are valued at their amortized cost.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
Shares of the Portfolios are offered by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries in the Program offered by the Distributors. The participants in the Program receive, for a fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to the Portfolios based on an evaluation of their investment objectives and risk tolerances. Shares of the Portfolios are offered for sale at net asset value by the Distributors to participants in the Program. Shares of the Portfolios may also be offered to employees through tax-deferred retirement plans of the Distributors and the Adviser. Each Portfolio may invest in underlying funds which are sold with a sales charge. Prospectuses, sales material and applications relating to the Portfolios can be obtained from the Distributors.

Purchases of Shares of the Trust by participants in the Program must be through a brokerage account maintained with the Distributors. The minimum investment by participants in the Program is $50,000. Each Portfolio also reserves the right to vary the initial and subsequent investment minimums. All purchase payments are invested in full and fractional Shares. The Trust and each Distributor are authorized to reject any purchase order.

For each shareholder of record, the Trust, as the shareholder's agent, establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Dividends, Distributions and Taxes."

PURCHASES BY CLIENTS OF THE DISTRIBUTORS OR AUTHORIZED SECURITIES DEALERS If you have a Program account with a Distributor, you may purchase any Portfolio's Shares through your investment executive. Your investment executive has the responsibility of submitting your purchase order to FSSC on such day in order to obtain that day's applicable purchase price. Purchase orders received by FSSC after the time of determining that day's purchase price (generally 4:00 p.m., New York time), are priced according to the net asset value per Share of the Portfolio next determined on the following business day. Payment for purchase orders must be made to such Distributor within three business days of the purchase order.

The Distributors will receive statements and dividends directly from the Portfolios and will in turn provide you with account statements reflecting the Portfolios' purchases, redemptions and dividend payments. If you wish additional information concerning your investment in the Program made through a Distributor, please call your investment executive.

FUNDMANAGER ADVISORY PROGRAM
The Adviser, through the Program, provides discretionary advisory services in connection with investments among the Portfolios. Under the Program, investment executives of the Distributors provide services to an investor by assisting the investor in identifying his or her financial objectives, preferences and risk tolerances through evaluation of a confidential questionnaire-Client Information Guide. Based on its evaluation of the investor's financial goals and circumstances, the Adviser allocates the investor's assets among Automated Cash Management Trust, California Municipal Cash Trust, and New York Municipal Cash Trust money market funds and some or all of the Portfolios. The Adviser will adjust each investor's Program portfolio among the money fund and the Portfolios from time to time based on its assessment of the economy, interest rates, the financial markets and macro-economic events worldwide. The Program is a continuing investment advisory program. Once a Program is active, the investor receives, at least quarterly, a report containing an analysis and evaluation of the investor's portfolio. Investment executives of the Distributors may review the quarterly report with the investor, monitor identified changes in the investor's financial characteristics and communicate any changes to the Adviser.

The Distributors are paid a quarterly fee for the services comprising the Program at the maximum annual rate of 1.35% of assets held in a Program account. Where the investor is a qualified retirement plan, a different fee schedule may apply. Investment executives of the Distributors will receive, and the Adviser may receive, a portion of any fee paid by Program clients. The Adviser also receives advisory fees from the Portfolios. The Program fees may be subject to negotiation based on a number of factors including, but not limited to, the size of the Program account. The operating expenses of the Portfolios, when combined with the Program fee, may involve greater fees and expenses than other mutual funds whose shares are purchased without the benefit of asset allocation recommendations rendered by investment advisers such as the Adviser.

For participants in the Program, Shares of the Portfolios may be purchased directly through the Distributors only after the completion and processing of the investor's Client Information Guide and applicable documents. The offering price is the net asset value per share next determined following receipt of an order by the Distributors.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Upon receipt by the Trust of a redemption request in proper form, Shares of a Portfolio will be redeemed at the next determined net asset value. See "Determination of Net Asset Value." For the shareholder's convenience, the Trust has established several different direct redemption procedures.

REDEMPTION OF SHARES PURCHASED THROUGH A DISTRIBUTOR OR AUTHORIZED SECURITIES DEALER In order to redeem your shares purchased through a Distributor in the Program or through a brokerage account, you should advise your investment executive, by telephone or mail, to execute the redemption. Redemption requests received by the close of the NYSE (generally 4:00 p.m., New York time), are effective that day. Your investment executive has the responsibility of submitting your redemption request to FSSC on such day in order to obtain that day's applicable redemption price. There is no redemption charge. Redemption proceeds will be held in your brokerage account unless you give instructions to
your investment executive to remit the proceeds to you.      DIRECT REDEMPTION
Direct redemptions are not available for shares purchased through a Distributor's brokerage account. Any such redemption requests received will be forwarded to your investment executive who will process them as described above.

The Trust may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or
(iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Portfolios not reasonably practicable.

If the Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, that Portfolio may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities (mutual fund shares or money market instruments) from the portfolio of that Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. The Trust will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax
purposes.      Because the Portfolios incur fixed costs in maintaining
shareholder accounts, the Portfolios reserve the right to redeem your account if its total value falls below $500 at the end of any month, unless the decrease is solely the result of a reduction in net asset value per share. If a Portfolio elects to redeem your account, it will notify you of its intention to do so and will provide you with an opportunity to increase your account by investing a sufficient amount to bring the account up to $500 or more within 30 days of the notice.


DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Portfolio intends to qualify for and elect the special tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Portfolios must meet certain complex tests concerning their investments and distributions. It is anticipated that the Portfolios will not be subject to federal income or excise tax. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November or December of that year with a record date in such a month and paid by the Portfolio during January of the following calendar year. If a distribution is declared by a Portfolio in December to shareholders of record as of a specified date in December and paid by the Portfolio during January of the following calendar year, the distribution will be treated as a dividend paid during the calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Income received by a Portfolio from an underlying mutual fund (including dividends and distributions of short-term capital gains), as well as interest received on money market instruments and net short-term capital gains received by the Portfolio on the sale of mutual fund shares, will be distributed by the Portfolio (after deductions for expenses) and will be taxable to shareholders as ordinary income. Because the Portfolios are actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Portfolio rather than directly in the underlying funds may result in increased tax liability to the shareholder, since the Portfolio must distribute its gain in accordance with the rules in the Code.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) received by a Portfolio from underlying mutual funds, as well as net long-term capital gains realized by a Portfolio from the purchase and sale (or redemption) of mutual fund shares or other securities held (generally) by a Portfolio for more than one year, will be distributed by the Portfolio and will be taxable to shareholders as long-term capital gains (even if the shareholder has held the shares for less than one year). The Taxpayer Relief Act of 1997 creates additional categories of capital gains taxable at different rates. The categories of gain and related rates will be passed through to shareholders in capital gains dividends. Shareholders will report on Form 1040 Schedule D the full amount of capital gain dividends received from the Portfolio and the portion thereof that is taxed at a maximum 28% rate. However, if you receive a capital gains distribution and suffer a loss on the sale of your shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received.

The tax treatment of distributions from a Portfolio is the same whether the distributions are received in additional shares or in cash. Each year the Trust will notify shareholders of the tax status of dividends and distributions.

A Portfolio may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, the Portfolio will not realize gains on the related fund until such time as the underlying fund is sold.

Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of shares of the Portfolios in their particular circumstances.

The Portfolios generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid to shareholders for whom no certified tax identification number is on file with the Portfolio or who, to the Portfolio's knowledge, have furnished an incorrect number.

Aggressive Growth Portfolio and International Portfolio will distribute investment company taxable income annually; Growth Portfolio will distribute investment company taxable income semi-annually; Growth with Income Portfolio and Bond Portfolio will distribute investment company taxable income monthly. Each Portfolio will distribute any net realized capital gains at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional Shares of the Portfolio making the distribution, unless you have notified the Portfolio in writing of your election to receive distributions in cash.

Income received by the underlying funds from sources within various foreign countries may be subject to foreign income taxes withheld at the source. International Portfolio is not permitted to "pass through" to its shareholders the amount of foreign income taxes paid by the underlying mutual funds.

The underlying funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the underlying funds' income distributions to constitute a return of capital for tax purposes or require the underlying fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.


OTHER INFORMATION
Capitalization

The Trust (initially named FundManager Trust, and since renamed FundManager Portfolios) was organized as a Delaware business trust on February 7, 1995 as a successor, with respect to the Portfolios, to Republic Funds (formerly, FundTrust) a Massachusetts business trust (organized on April 22, 1987). Republic Funds succeeded two previously existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984 and since renamed Fund Source). The Trust currently consists of six separately-managed portfolios--each offering two classes of shares of beneficial interest, the Financial Adviser Class and the No-Load Class (except for Managed Total Return, which only offers Financial Adviser Class). The Trustees may establish additional portfolios and divide shares in each portfolio into classes in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Portfolios are fully paid, non-assessable and freely transferable.

Voting
Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or the provisions of the Master Trust Agreement they may be entitled to vote. When matters are submitted for shareholder vote, shareholders will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio or class is required on any matter affecting that Portfolio or class on which shareholders are entitled to vote. Shareholders of a Portfolio or class are not entitled to vote on Trust matters that do not affect the Portfolio or class and do not require a separate vote of the Portfolio or class. The Trust is not required to hold regular annual meetings of its shareholders and does not intend to do so. See "Other Information--Voting Rights" in the SAI. As of January 7, 1998, Turtle & Co. FC1202, c/o State Street Bank & Trust Company, P.O. Box 9242, Boston, MA 02209, was the owner of record of 26.40% of the voting securities of the Growth Portfolio, and therefore, may, for certain purposes be deemed to control the Growth Portfolio and be able to affect the outcome of certain matters presented for a vote of shareholders. As of January 7, 1998, Turtle & Co. FC1202, c/o State Street Bank & Trust Company, P.O. Box 9242, Boston, MA 02209, was the owner of record of 28.24% of the voting securities of the Growth with Income Portfolio, and therefore, may, for certain purposes be deemed to control the Growth with Income Portfolio and be able to affect the outcome of certain matters presented for a vote of shareholders. As of January 7, 1998, Turtle & Co. FC1202, c/o State Street Bank & Trust Company, P.O. Box 9242, Boston, MA 02209, was the owner of record of 45.38% of the voting securities of the Bond Portfolio, and Turtle & Co. FC-RR, P.O. Box 9427, Boston, MA 02209, was the owner of record of 32.76% of the voting securities of the Bond Portfolio, and therefore, may, for certain purposes be deemed to control the Bond Portfolio and be able to affect the outcome of certain matters presented for a vote of
shareholders.      The Master Trust Agreement provides that the holders of not less than three-fourths of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Trust, Portfolio or Class means the vote of the lesser of: (i) 67% of the shares of the Trust, Portfolio or Class present at a meeting if the holders of more than 50% of the outstanding shares of the Trust, Portfolio or Class are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust, Portfolio or Class.

In compliance with applicable provisions of the 1940 Act, shares of the underlying funds owned by the Portfolios will be voted in the same proportion as the vote of all other holders of those shares.

Performance Information
The Trust may, from time to time, include quotations of the Portfolios' yield and total return in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (up to the life of such Portfolio). All total return figures will reflect a proportional share of Portfolio expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of yield or total return reflect only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Yield and total return for a Portfolio will vary based on changes in market conditions and the level of such Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

Consistent with applicable regulatory guidance, for the period prior to its establishment, the Class will adopt the performance of the Portfolios and the predecessor Portfolios. The performance for this period will reflect the deduction of expenses set forth in the Portfolio Expense Table. See "Portfolio Expenses."

In connection with communicating the Portfolios' yield and total return to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

For a more detailed description of the methods used to calculate each Portfolio's yield and total return, see the SAI.

OTHER CLASSES OF SHARES

The Portfolios also offer another class of shares called Financial Adviser Class Shares. Financial Adviser Class Shares are sold at net asset value plus any applicable sales charges (except Bond Portfolio) as an investment vehicle for individuals, institutions, corporations and fiduciaries. The minimum initial investment for Financial Adviser Class Shares of each Portfolio is $1,000, and the minimum subsequent investment is $100, except that the minimum initial investment for an Individual Retirement Account ("IRA") is $250.

Both classes are subject to certain of the same expenses. However, Financial Adviser Class Shares are distributed with sales charges (except Bond Portfolio)
and 12b-1 fees.      Expense differences between classes may affect the
performance of each class.

SHAREHOLDER INQUIRIES
All shareholder inquiries should be directed to your investment executive or financial adviser or call (800)344-9033 (Toll Free).

DESCRIPTION OF BOND RATINGS
Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements, their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree; often in default; C--lowest rated class of bonds; regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC--predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the lowest degree of speculation and CC the highest.

S&P applies indicators "+," no character, and "" to its rating categories. The indicators show relative standing within the major rating categories.






[Graphic]

Investment Adviser
Freedom Capital Management Corporation
One Beacon Street
Boston, MA 02108

Distributors
Tucker Anthony, Incorporated
200 World Financial Center
New York, NY 10281

Sutro & Co., Inc.
201 California Street
San Francisco, CA 94111

G01966-01 (1/98)


[Graphic]

January 31, 1998
* Aggressive Growth Portfolio
* Growth Portfolio
* Growth with Income Portfolio
* Bond Portfolio
* International Portfolio






                            FUNDMANAGER PORTFOLIOS
                               One Beacon Street
                          Boston, Massachusetts 02108
                    Information: (800) 344-9033 (Toll Free)


                      STATEMENT OF ADDITIONAL INFORMATION
                            No-Load Class of Shares
                       Financial Adviser Class of Shares

FundManager Portfolios (the "Trust") is an open-end management investment company consisting of six separate series (the "Portfolios"). The Portfolios seek to achieve their objectives by investing in shares of other open-end investment companies N commonly called mutual funds. The International Portfolio also may invest in closed-end investment companies and unit investment trusts.

Aggressive Growth Portfolio seeks capital appreciation without regard to current income.

Growth Portfolio primarily seeks long-term capital appreciation; current income is a secondary consideration.

Growth with Income Portfolio seeks a combination of capital appreciation and current income.

Bond Portfolio seeks a high level of current income.

Managed Total Return Portfolio seeks high total return (capital appreciation and current income).

International Portfolio seeks long-term capital appreciation; current income is a secondary consideration.

Two classes of shares, the No-Load Class and the Financial Adviser Class (each a "Class" and collectively the "Classes"), of the Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, and International Portfolio are offered for sale. The Managed Total Return Portfolio offers only one Class of shares, the Financial Adviser Class. The No-Load Class is offered for sale at net asset value by Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co. Incorporated ("Sutro") to participants in the FundManager Advisory Program, and the Financial Adviser Class is offered for sale at net asset value plus applicable sales charges (except Bond Portfolio) by Tucker Anthony, Sutro, Edgewood Services, Inc. ("Edgewood") and Freedom Distributors Corporation ("Freedom Distributors") (collectively, the "Distributors") as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Financial Adviser Class pays a distribution fee in connection with the distribution of its shares pursuant to a Distribution
Plan.      This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the applicable Prospectus for the No-Load Class or Financial Adviser Class, each dated January 31, 1998 (each a "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in each Prospectus and should be read in conjunction with such Prospectus. You may request additional copies of a Prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, without charge by writing or calling the Trust at the address and information number printed above.


This Statement of Additional Information is dated January 31, 1998.





Table of Contents

Investment Policies                                                 1
U.S. Government Securities                                          1
Bank Obligations                                                    1
Commercial Paper                                                    1
Repurchase Agreements                                               1
Foreign Securities                                                  1
Foreign Currency Hedging Transactions                               2
Investment Restrictions                                             3
Management                                                          4
Trustees and Officers                                               4
Trustees' Compensation                                              5
Investment Adviser                                                  6
Administrator                                                       7
Distributors                                                        8
Service Organizations                                               9
FundManager Advisory Program                                        9
Portfolio Transactions                                             10
Tax Status                                                         11
International Portfolio                                            11
Other Information                                                  11
Capitalization                                                     11
Voting Rights                                                      11
Performance Information                                            11
Independent Auditors                                               14
Counsel                                                            14
Registration Statement                                             14
Financial Statements                                               14


INVESTMENT POLICIES

Although the Portfolios invest primarily in the shares of other mutual funds, they also are authorized to invest for temporary defensive purposes or as may be considered necessary to accumulate cash for investments or to meet anticipated redemptions in a variety of short-term debt securities, including U.S. Treasury bills and other U.S. government securities, commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements with respect to such securities. The following information supplements the discussion of the investment objectives and policies of the Portfolios found under "Investment Objectives" in each Prospectus.

U.S. Government Securities

The Portfolios may invest in obligations issued or guaranteed by the United States government or its agencies or instrumentalities which have remaining maturities not exceeding one year. The U.S. government securities in which the Portfolios invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Portfolios invest include, but are not limited to:

 . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

 . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

 . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

 . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.


Bank Obligations

The Portfolios may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1 billion. Such banks shall be members of the Federal Deposit Insurance Corporation. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Portfolios consists of direct obligations of domestic issuers which, at the time of investment, are: (i) rated in the highest commercial paper rating category by a nationally recognized statistical rating organization ("NRSRO"), such as "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" or better by Standard & Poor's ("Standard & Poor's"); (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's or a similar high grade rating by another NRSRO; or
(iii) securities which, if not rated, are, in the opinion of Freedom Capital Management Corporation, the Portfolios' investment adviser ("Freedom Capital Management" or the "Adviser"), of an investment quality comparable to rated commercial paper in which the Funds may invest. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debts rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.

Repurchase Agreements

The Portfolios may invest in securities subject to repurchase agreements with banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, a Portfolio may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act") collateralized by the
underlying securities.     Foreign Securities

If an underlying fund maintains its assets abroad, the board members of the underlying fund or their delegate must determine whether maintaining the fund's assets with eligible foreign custodians will be subject to reasonable care, based on the standards applicable to the particular market. In addition, the board members or their delegates must monitor the continual appropriateness of these foreign custody arrangements. However, any losses resulting from the holding of the underlying fund's portfolio securities in foreign countries and/or with foreign custodians or securities depositories may be at the risk of shareholders, unless the losses are insured. No assurance can be given that the determination of the board members' or their delegates will always be correct or that exchange control restrictions or political acts of foreign governments might not occur.

Securities that are acquired by an underlying fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market are not considered by the underlying fund to be illiquid assets provided that: (i) the underlying fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (ii) the underlying fund reasonably believes it can readily dispose of the securities in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or economic or monetary policies in the United States or abroad, or changed circumstances regarding convertibility or exchange rates, could result in investment losses for the Portfolio.

Foreign Currency Hedging Transactions

In order to hedge against foreign currency exchange rate risks, the underlying funds may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The underlying funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The underlying funds may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the underlying funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. An underlying fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when an underlying fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the underlying fund's portfolio securities denominated in such foreign currency, or when an underlying fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with an underlying fund's forward foreign currency transactions an amount of the underlying fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the underlying fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodities Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the underlying fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the underlying fund than if it had not engaged in such contracts.

The underlying funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an underlying fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the underlying fund's position, the underlying fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the underlying funds will be traded on U.S. and foreign exchanges or over-the-counter.

The underlying funds may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of an underlying fund's portfolio securities or adversely affect the prices of securities that an underlying fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the underlying fund's adviser to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, an underlying fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

                            INVESTMENT RESTRICTIONS

The following investment restrictions are in addition to those described under "Investment Objectives" and "Investment Policies and Restrictions" in each Prospectus. The following restrictions may not be changed with respect to a Portfolio without the approval of the holders of a majority of that Portfolio's outstanding securities. Except that a Portfolio may invest all of its investable assets in an open-end investment company with substantially the same investment policies and restrictions as the Portfolio.

1. A Portfolio will not purchase or otherwise acquire interests in real estate or real estate mortgage loans, except that a Portfolio may purchase securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein. Except for International Portfolio, the Portfolios will not purchase or otherwise acquire interests in oil, gas, or other mineral leases, as well as exploration or development programs.

2. With respect to securities comprising 75% of the value of its total assets, the International Portfolio will not invest more than 5% in securities of any one issuer (other than cash, cash items, securities of investment companies or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

3. The International Portfolio will not invest 25% or more of the value of its total assets in any one industry other than investment companies, except that the Portfolio may invest in securities issued by the U.S. government, its agencies or instrumentalities.

4. A Portfolio will not make loans, except that a Portfolio may purchase and hold publicly distributed debt securities and it may enter into repurchase agreements.

5. Except for International Portfolio, a portfolio will not invest in securities of any issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Portfolio would then be invested in such securities.

6. Except for International Portfolio, a portfolio will not purchase the securities of an issuer if, to a Portfolio's knowledge, one or more of the Trustees or Officers of the Trust individually owns more than one half of 1% of the outstanding securities of such issuer and together beneficially own more than 5% of such securities.

7. A Portfolio will not sell securities short or invest in puts, calls, straddles, spreads or combinations thereof.

8. A Portfolio will not purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the International Portfolio of initial or variation margin in connection with financial futures contracts or options transactions is not considered the purchase of a security on margin.

9. A Portfolio will not purchase or acquire commodities or commodity contracts (except that the International Portfolio may engage in foreign currency exchanges contracts and futures contracts).

10. Act as an underwriter of securities.

11. Except for International Portfolio, a portfolio will not issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing.

12. The International Portfolio will not issue senior securities, except that the Portfolio may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

13. Except for International Portfolio, a Portfolio will not purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of a Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchanges or an exchange with comparable listing requirements. Warrants attached to securities are not subject to this limitation.

In addition, as non-fundamental policies, a Portfolio will not: (i) invest in securities for the purpose of exercising control over or management of the issuer, although the International Portfolio may own more than 25% of the assets of another investment company; (ii) invest more than 15% of the Portfolios' net assets (taken at the greater of cost or market value) in Illiquid Securities (excluding 144A securities that have been determined to be "liquid" under procedures established by the Trustees); (iii) except for International Portfolio, with respect to 75% of the Portfolio's total assets, purchase securities of any issuer (other than U.S. government securities, cash, cash items, and securities of other investment companies) if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. In addition, the International Portfolio may not purchase securities of any closed-end investment company or any investment company which is not registered in the United States. These additional policies may be changed as to a Portfolio by the Board of Trustees (the "Trustees")
without shareholder approval.      The underlying funds in which a Portfolio
invests may, but need not, have the same investment policies as a Portfolio. Although all of the Portfolios may, from time to time, invest in shares of the same underlying fund, the percentage of each Portfolio's Fund's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each particular Portfolio.

                                  MANAGEMENT
Trustees and Officers

The principal occupations of the Trustees and executive officers of the Trust for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is One Beacon Street, Boston, Massachusetts 02108.

Dexter A. Dodge* (63), Trustee, Chairman and Chief Executive Officer, Chairman of the Adviser since October 1994. Director of the Adviser since 1983. Vice President of Freedom Distributors Corporation since 1989. Chairman of the Boards and Chief Executive Officer of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since July 1992.

Ernest T. Kendall (65), Trustee, 230 Beacon Street, Boston, Massachusetts 02116. President, Commonwealth Research Group, Inc., Boston, Massachusetts, a consulting firm specializing in microeconomics, regulatory economics and labor economics, since 1978. Trustee of Freedom Mutual Fund and Freedom Group of Tax
Exempt Funds since September 1993.      John R. Haack (55), Trustee, since
December 16, 1996, 311 Commonwealth Avenue, #81, Boston, Massachusetts 02115. Superintendent, Suffolk County House of Correction, Boston, Massachusetts, 1996 to present. Vice President of Operations, Reliable Transaction Processing, 1995 to 1996. Major General, Assistant to the Commander in Chief, U.S. Space Command and Commander in Chief, North American Aerospace Command, 1993 to 1995. General Manager, Unilect Industries, 1993 to 1994. Brigadier General, Commander of 102nd Fighter Wing, 1986 to 1993.

Richard B. Osterberg (53), Trustee, 84 State Street, Boston, Massachusetts 02109. Member of the law firm of Weston, Patrick, Willard & Redding, Boston, Massachusetts, since 1969. Trustee of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since September 1993.

Charles B. Lipson (51), President and Principal Executive Officer, One Beacon Street, Boston, Massachusetts 02108. President and founding partner of the M.D. Hirsch Division of Freedom Capital since January 1995. President and Chief Operating Officer of the M.D. Hirsch Division of Republic Asset Management Corporation from February 1991 to December 1994. Senior Vice President and Chief Operating Officer of Home Capital Services, Inc. prior to February 1991.

John J. Danello (42), Executive Vice President. Chief Operating Officer and Secretary of the Adviser since October 1994. Vice President-Managing Director, Clerk and General Counsel of the Adviser from November 1986 to October 1994. President and Director since February 1989 and Clerk since February 1987 of Freedom Distributors Corporation. President and Secretary of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since July 1992.

Michael D. Hirsch (52), Executive Vice President and Portfolio Manager, Chairman, M.D. Hirsch Division of the Adviser since February 1995. Vice Chairman and Managing Director, M.D. Hirsch Division of Republic Asset Management Corporation from June 1993 to February 1994. President M.D. Hirsch Investment Management, Inc. from February 1991 to June 1993. Chief Investment 'fficer, Republic National Bank of New York prior to February 1991.

Victor R. Siclari (36), Secretary, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Vice President and Corporate Counsel, Federated Administrative Services since 1992; Associate of Morrison & Foerster, a law firm, from 1990 to 1992.

Judith J. Mackin (37), Treasurer, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Vice President and Director of Administration for Mutual Fund Services Group of Federated Investors.

Edward C. Gonzales (67), Executive Vice President, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services.


* Trustee may be deemed to be an "interested person" of the Trust as defined by the 1940 Act.

Mr. Danello is also an officer of certain other investment companies for which the Adviser or an affiliate is the investment adviser. Messrs. Gonzales and Siclari and Ms. Mackin are also directors, trustees and/or officers of certain other investment companies for which Federated Investors or its subsidiaries serve as investment adviser, administrator and/or principal underwriter.

Trustees' Compensation

Name,                     Aggregate Compensation  Total Compensation Paid
Position with Trust       from Trust*#            from Trust and Freedom Complex **
Dexter A. Dodge                 $    0            $0 for the Trust and
Trustee 4 other investment companies in the Freedom Complex Ernest T. Kendall
$6,600 $21,500 for the Trust and Trustee 4 other investment companies in the
Freedom Complex John R. Haack $4,241 $14,000 for the Trust and Trustee 4 other investment companies in the Freedom Complex Richard B. Osterberg $6,600 $25,500
for the Trust and Trustee 4 other investment companies in the Freedom Complex
              * Information is furnished for the fiscal year ended September 30,
1997.

** Freedom Complex refers to both Freedom Mutual Fund and Freedom Group of
   Tax Exempt Funds.

# The aggregate compensation is provided for the Trust which is comprised of six Portfolios.

+  The information is provided for the last fiscal year.

++ Mr. Haack became a Trustee on December 16, 1996.

Trustees who are not interested persons of the Trust receive an annual retainer of $3,600 and a fee of $600 for each meeting of the Trustees or committee thereof attended. The chairperson of each of the Audit and Contracts Committee receives an additional fee per annum of $600. Mr. Kendall serves as chairperson of the Audit Committee and Mr. Osterberg serves as chairperson of the Contracts Committee. Interested persons of the Trust who serve as Trustee receive no fees from the Trust. All Trustees of the Trust are reimbursed for expenses for attendance at meetings. The Trust has no bonus, profit sharing, pension or retirement plans. For the fiscal year ended September 30, 1997, the Trust paid
$17,441 in Trustee fees and expenses.      The Trustees of the Trust have two
committees, an Audit Committee and a Contracts Committee. The Audit Committee assists the Board in fulfilling its duties relating to accounting and financial reporting practices and serves as a direct line of communication between the Board and the independent auditors. The Audit Committee is responsible for recommending the engagement or retention of the independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of procedures for internal auditing, and reviewing the system of internal accounting control.

The function of the Contracts Committee is to assist the Board in fulfilling its duties with respect to the review and approval of contracts between the Trust, on behalf of the Portfolios, and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts and such other contracts as the Board deems necessary or appropriate for the continuation of operations of the Portfolios or the Trust. The Contracts Committee will also be responsible for the selection and nomination of Trustees who are not "interested persons" within the meaning of the 1940 Act of the Trust.

All of the Trustees who are not "interested persons" within the meaning of the 1940 Act of the Trust currently serve on the Audit and Contracts Committees.

As of January 7, 1998, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Portfolio. As of the same date, the following persons owned of record, or beneficially owned, 5% or more of the outstanding shares of the Portfolios (percentage is percentage of outstanding shares of a Portfolio owned by the shareholder):

Aggressive Growth Portfolio N Turtle & Co. FC 1202 c/o State Street Bank and Trust Company, P.O. Box 9242, Boston, MA 02209 owned 21.79%; Charles Schwab & Co. Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn:
Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 16.05%; and Turtle & Co. FC-RR, P.O. Box 9427, Boston, MA 02209, owned 11.74% of the Portfolio's Financial Adviser Class shares.

Wexford Clearing Corp. FBO, Sutro & Co. Cust., FBO Helen E. McCall, IRA R/ODTD 9/10/96, 513 Rosarita Dr., Fullerton, CA 92835, owned 9.85%; Frank C. Griffin MD Tr, The Orthopedic Medical Clinic, Inc. PFT SHG PLN U/A Dated #1, 158 Twin Oaks, Los Gatos, CA 95032, owned 6.91%; and Wexford Clearing Services Corp. FBO, Mr. John A. Fagone TTEE, Salon D. Estiste Inc. Target Benefit Plan, 22 Atlantic Ave., Marblehead, MA 01945, owned 5.71% of the Portfolio's No-Load Class shares.

Growth Portfolio N Turtle & Co. FC1202, c/o State Street Bank & Trust Co., P.O. Box 9242, Boston, MA 02209, owned 26.40%; Turtle & Co. FC-RR, P.O. Box 9427, Boston, MA 02209, owned 20.23%; and Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 7.31% of the Portfolio's Financial Adviser Class shares.

Frank C. Griffin MD Tr, The Orthopedic Medical Clinic, Inc. PFT SHG PLN U/A Dated #1, 158 Twin Oaks, Los Gatos, CA 95032, owned 8.82%; Wexford Clearing Services Corp., John A. Fagone TTEE, Salon D. Estiste Inc., Target Benefit Plan, 22 Atlantic Ave., Marblehead, MA 01945, owned 7.50%; Wexford Clearing Services Corp., Sutro & Co. Inc. C/F, Helen E. McCall IRA R/L, DTD 09/10/96, 513 Rosarita Dr., Fullerton, CA 92835, owned 6.53%; and Everen Clearing FBO, Don Philip Grijalva, 111 East Kilbourn Ave., 3rd Floor, Milwaukee, WI 53202, owned 5.14% of the Portfolio's No-Load Class shares.

Growth with Income Portfolio N Turtle & Co. FC1202, c/o State Street Bank & Trust Co., P.O. Box 9242, Boston, MA 02209, owned 28.24%; and Turtle & Co., FC-RR, P.O. Box 9427, Boston, MA 02209, owned 22.09% of the Portfolio's Financial Adviser Class shares.

Everen Clearing FBO, Don Philip Grijalva, 111 East Kilbourn Ave., 3rd Fl, Milwaukee, WI 53202, owned 7.05%; Wexford Clearing Services Corp. FBO, Sutro & Co. Inc. C/F, Helen E. McCall, IRA R/O Dtd 09-10-96, 513 Rosarita Dr., Fullerton, CA 92835, owned 5.87%; and Wexford Clearing Services Corp. FBO, Tucker Anthony Inc. C/F, Carl F. Simone IRA R/O Dtd

10-02-95, 4 Brookside Dr., Colts Neck, NJ 07722, owned 5.40% of the Portfolio's No-Load Class shares.

Bond Portfolio N Turtle & Co. FC1202, c/o State Street Bank & Trust Co., P.O. Box 9242, Boston, MA 02209, owned 45.38%; Turtle & Co., FC-RR, P.O. Box 9427, Boston, MA 02209, owned 32.76%; and Charles Schwab & Co. Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 8.13% of the Portfolio's Financial Adviser Class shares.

Frank C. Griffin MD Tr, The Orthopedic Medical Clinic, Inc. PFT SHG PLN U/A Dated #1, 158 Twin Oaks, Los Gatos, CA 95032, owned 10.07%; Wexford Clearing Services Corp. FBO, John A. Fagone TTEE, Salon D. Estiste Inc., Target
Benefit Plan, 22 Atlantic Ave., Marblehead, MA 01945, owned 8.77%; Wexford Clearing Services Corp. FBO, Tucker Anthony Inc. Cust., Carl F. Simone IRA R/O Dtd 10-02-95, 4 Brookside Dr., Colts Neck, NJ 07722, 7.48%; Wexford Clearing Services Corp. FBO, Ann J. Caswell, 7325 W. 88th Pl., Los Angeles, CA 90045, owned 6.82%; and Wexford Clearing Services Corp. FBO, Tucker Anthony Inc. Cust., Howard J. Sussman IRA R/O, Dtd 6-3-96, 247 Camelback Ridge Ave., Henderson, NV 89012, owned 6.72% of the Portfolio's No-Load Class shares.

Managed Total Return Portfolio N None.

International Portfolio N None.

The Trust's Master Trust Agreement provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Adviser

Pursuant to an Investment Advisory Contract, Freedom Capital Management is responsible for the investment management of each Portfolio's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of each Portfolio's investments directly with the issuers or with brokers or dealers selected by it in its discretion, including Freedom Distributors and Edgewood. See "Portfolio Transactions." The Adviser also furnishes to the Trustees, which have overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolios. The Adviser is a registered investment advisory firm which maintains a large securities research department, the efforts of which will be made available to the Portfolios.

Thomas H. Lee Equity Fund III, L.P. is Massachusetts limited partnership. The general partner of Thomas H. Lee Equity Fund III, L.P. is THL Equity Advisors III Limited Partnership, a Massachusetts limited partnership. The general partner of THL Equity Advisors III Limited Partnership is THL Equity Trust III, a Massachusetts business trust. The sole beneficial owner of THL Equity Trust III is Thomas H. Lee. The address of Thomas H. Lee Equity Fund III, L.P., THL Equity Advisors III Limited Partnership and THL Equity Trust III is 75 State Street, Boston, Massachusetts 02109.

SCP Private Equity Partners, L.P. is a Delaware limited partnership. The general partner of SCP Private Equity Partners, L.P. is SCP Private Equity Management, L.P., a Delaware limited partnership. The interests of SCP Private Equity Management, L.P. are divided equally among its three general partners: Safeguard Capital Management, Inc. (which is a wholly owned subsidiary of Safeguard Scientifics, Inc., a publicly held company), Winston J. Churchill and Samuel A. Plum. The address of SCP Private Equity Partners, L.P., SCP Private Equity Management, L.P., Safeguard Capital Management, Inc., Winston J. Churchill and Samuel A. Plum is 435 Devon Park Drive, Wayne, Pennsylvania 19087.

For a more complete description of the Adviser see "Management of FundManager Portfolios N The Adviser" in your Prospectus.

The investment advisory services of the Adviser to the Portfolios are not exclusive under the terms of the Investment Advisory Contract. The Adviser is free to render investment advisory services to others.

For its services as investment adviser, the Adviser receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of each Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. M.D. Hirsch Investment Management, Inc. ("Hirsch") served as investment adviser to the Predecessor Funds from the period October 1, 1992 through August 30, 1993, at which time Republic Asset Management Corporation became investment adviser to the Predecessor Funds.

Republic Asset Management Corporation served as investment adviser to the Predecessor Funds until February 20, 1995, at which time Freedom Capital Management became investment adviser to the Predecessor Funds. For the period from October 1, 1994 through February 20, 1995, Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and Managed Total Return Portfolio paid advisory fees before reimbursements of $74,692, $66,712, $99,675, $151,276 and $32,185, respectively to Republic Asset Management Corporation. For the period from February 21, 1995 through September 30, 1995, Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and Managed Total Return Portfolio paid advisory fees of $109,055, $89,497, $130,491, $216,909 and $44,931, respectively, to Freedom
Capital Management. For the period from October 1, 1995 through September 30, 1996, Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and Managed Total Return Portfolio paid advisory fees before reimbursements of $183,337, $132,472, $167,996, $367,138 and $67,171,
respectively, to the Adviser. For the period from October 1, 1996 through September 30, 1997, Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and Managed Total Return Portfolio paid advisory fees before reimbursements of $200,484, $154,313, $167,415, $340,908, and $58,530, respectively, to the Adviser. The Investment Advisory Contract will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of a Portfolio or by the Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940
Act) of any such party. The Contract may be terminated with respect to a Portfolio on 60 days' written notice by either party to the Contract and will
terminate automatically if assigned.      Mr. Osterberg, a Trustee of the Trust,
is a member of the law firm of Weston, Patrick, Willard & Redding, which has retained the Adviser from time to time to provide investment advisory consulting services for clients of such firm.

Administrator

The Trustees of the Trust have approved an Administrative Services Contract between the Trust and Federated Administrative Services ("FAS") (effective November 11, 1996) pursuant to which FAS replaced Signature Broker-Dealer Services, Inc. ("Signature") as Administrator of the Trust and each Class of shares of each of the Portfolios. In this capacity, FAS will provide certain administrative and personnel services to the Portfolios for a fee as described in each Prospectus.

The administrative and personnel services necessary for the operation of the Trust provided by the Administrator include among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (iii) general supervision of the operation of the Trust, including coordination of the services performed by the Trust's investment adviser, transfer agent, custodian, independent auditors, legal counsel and others. In addition, the Administrator furnishes office space and facilities required for conducting the business of the Trust and pays the compensation of the Trust's officers, employees and Trustees (if any) affiliated
with the Administrator.     For the period from October 1, 1994 through
September 30, 1995, Signature (the former Administrator) received $91,873, $78,104, $115,086, $172,206 and $38,540, respectively, from Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and Managed Total Return Portfolio. For the period from October 1, 1995 through September 30, 1996, Signature received $91,669, $66,236, $83,998, $171,868 and
$33,586, respectively, from Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and Managed Total Return Portfolio, of which $22,675, $14,995, $19,270, $37,200 and $7,522, respectively, was waived. For the period from October 1, 1996 through November 11, 1996, Signature received $8,607, $5,895, $6,880, $15,162, and $2,602, respectively, from
Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, and Managed Total Return Portfolio, of which $4,131, $2,830, $3,303, $7,277, and $1,249, respectively, was waived. For the period from November 11, 1996 through September 30, 1997, FAS received $53,142, $41,478, $44,608, $89,936, and $15,433, respectively, from Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, and Managed Total Return Portfolio, of which $7,086, $5,530, $5,948, $11,993, and $2,058,
respectively, was waived.      Distributors     The Trustees of the Trust have
approved a Distribution Contract between the Trust and the Distributors, pursuant to which such Distributors provide shareholder servicing services and/or distribute the Financial Adviser Class of shares of each of the Portfolios. The Trustees of the Trust have also approved a Distribution Contract between the Trust and each of Tucker Anthony and Sutro pursuant to which such distributors provide shareholder servicing services and distribute the No-Load Class of shares of each of the Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and International Portfolio.
The Distributors are not obligated to sell any specific amount of shares. Under a Distribution Plan (the "Plan") adopted by the Financial Adviser Class of the Portfolios, each such Portfolio may reimburse the distributors monthly (subject to a limit of 0.50% per annum of the Portfolio's average daily net assets attributable to the Financial Adviser Class) for the sum of (a) direct costs and expenses incurred by the Distributors in connection with advertising and marketing of the Financial Adviser Class of shares and (b) payment of fees to one or more broker-dealers or other organizations (other than banks) for services rendered in the distribution of the Financial Adviser Class of shares and for the provision of personal services and account maintenance services with respect to Portfolio shareholders, including payments in amounts based on the average daily value of Portfolio shares owned by shareholders in respect of which the broker-dealer or organization has a relationship. The fees and reimbursements paid by a Portfolio to the Distributors may equal up to 0.50% of the Portfolio's average daily net assets attributable to the Financial Adviser Class of shares, of which up to 0.25% of a Portfolio's average daily net assets attributable to the Financial Adviser Class may be paid for shareholder servicing expenses. Any payment by a Distributor or reimbursement of a Distributor by a Portfolio made pursuant to the Plan is contingent upon Trustees' approval. A report of the amounts expended pursuant to the Plan, and the purposes for which such expenditures were incurred, must be made to the
Trustees for their review at least quarterly.     The Plan permits, among other
things, payment by the Portfolios of the costs of preparing, printing and distributing prospectuses and of implementing and operating the Plan. The Plan also permits the Distributors to receive and retain brokerage commissions with respect to portfolio transactions for mutual funds in the Portfolios' portfolios, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. In addition, Freedom Distributors and Edgewood may receive dealer reallowances (up to a maximum of 1% of the public offering price with respect to Freedom Distributors) and/or distribution payments, shareholder servicing fees or "trailer fees" from the underlying mutual funds purchased by the Portfolios. In that regard, for the period from October 1, 1996 to November 30, 1997, Freedom Distributors received the following compensation in connection with purchases of underlying funds by the following portfolios: Aggressive Growth Portfolio - $0; Growth Portfolio - $27,192.07; Growth with Income Portfolio - $158,728.83; Bond Portfolio - $39,394.73; and Managed Total Return Portfolio - $23,086.33.

The Plan provides that it may not be amended to increase materially the costs which a Portfolio may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. While the Plan is in effect, the selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Trustees considered alternative methods to distribute the Financial Adviser Class of shares of the Portfolios and to reduce the Financial Adviser Class' per share expense ratios and concluded that there was a reasonable likelihood that the Plan will benefit the Class and its shareholders. The Plan is terminable with respect to the Financial Adviser Class or a Portfolio at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of that Portfolio or the
Financial Adviser Class.      During the fiscal year ended September 30, 1997,
the Portfolios spent, pursuant to their 12b-1 plans on behalf of the Financial
Adviser Class, the following amounts on:
                                                                                                         Managed
                                                     Aggressive                Growth with                Total
                                                       Growth        Growth       Income       Bond       Return
                                                      Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
Advertising, Printing and mailing of prospectuses      $ 63,834      $ 45,778    $ 52,134    $111,549     $19,722
to other than current shareholders
Compensation to broker-dealers                          128,776        80,808      85,607     188,587      21,334
Total                                                  $192,610      $126,586    $137,741    $300,136     $41,056
Total as a percentage of average daily net assets
during period                                              0.50%         0.43%       0.42%       0.46%       0.35%


The Portfolios will not invest in any fund which may be affiliated with the Distributors or any of their affiliates unless otherwise permitted under the 1940 Act.

Service Organizations

Pursuant to the Plan, the Trust also contracts with banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations ("Service Organizations") to provide certain administrative services for each Portfolio's Financial Adviser Class of shares. Services provided by service organizations may include, among other things, providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; providing periodic statements showing a client's account balances and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the trust to clients; and such other services as the trust or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. The Distributors and the Adviser will not be service organizations or receive fees for servicing.

FundManager Advisory Program

Shares of the No-Load Class of shares will be offered to participants in the FundManager Advisory Program who receive, for an advisory fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to the funds based on an evaluation of their investment objectives and risk tolerances.

                            PORTFOLIO TRANSACTIONS

As part of its obligations under the investment advisory contract, the Adviser places all orders for the purchase and sale of portfolio investments for the Portfolios' accounts with brokers or dealers selected by it in its discretion, including Freedom Distributors or Edgewood. In selecting a broker, the Adviser considers a number of factors including the research and other investment information provided by the broker.

The following is the sales charges paid on underlying fund investments.

                       Sales Charges Paid By Portfolios
                   For Fiscal Year Ended September 30, 1995

                                                       Sales Charges
                                            Gross Sales   Paid to    Percent of
                                               Charges   Signature      Total
Aggressive Growth Portfolio                     $2,000      $1,500      75.00%
Growth Portfolio                                $  150      $  135      90.00%
Growth with Income Portfolio                    $    0      $    0        N/A
Bond Portfolio                                  $    0      $    0        N/A
Managed Total Return Portfolio                  $    0      $    0        N/A

Total sales charges and total dollar amount of transactions on which sales charges were paid during the fiscal year ended September 30, 1995, were $2,150 and $230,000, respectively, of which Signature received 76.05%. As of September 30, 1995, the Funds' shares have not been divided into classes.

                       Sales Charges Paid By Portfolios
                   For Fiscal Year Ended September 30, 1996

                                                      Sales Charges
                                         Gross Sales     Paid to     Percent of
                                            Charges     Signature      Total
Aggressive Growth Portfolio                      $0          $0         N/A
Growth Portfolio                                 $0          $0         N/A
Growth with Income Portfolio                     $0          $0         N/A
Bond Portfolio                                   $0          $0         N/A
Managed Total Return Portfolio                   $0          $0         N/A

Total sales charges and total dollar amount of transactions on which sales charges were paid during the fiscal year ended September 30, 1996, were $0 and $0, respectively.

                       Sales Charges Paid By Portfolios
                   For Fiscal Year Ended September 30, 1997

                                                              Sales Charges
                                                         Paid to     Paid to
                                                        Signature    Freedom
                                        Gross Sales       thru     Distributors  Percent of
                                          Charges       11/11/96  from 11/12/96    Total
Aggressive Growth Portfolio                 $0             $0          $0            N/A
Growth Portfolio                            $0             $0          $0            N/A
Growth with Income Portfolio                $0             $0          $0            N/A
Bond Portfolio                              $0             $0          $0            N/A
Managed Total Return Portfolio              $0             $0          $0            N/A


Total sales charges and total dollar amount of transactions on which sales charges were paid during the fiscal year ended September 30, 1997, were $0 and $0, respectively.

TAX STATUS

The underlying funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the underlying funds' income distributions to constitute a return of capital for tax purposes or require the underlying fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

International Portfolio

International Portfolio may invest in any non-U.S. corporations which could be treated as passive foreign investment companies ("PFICs"). This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent International Portfolio does invest in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that International Portfolio does invest in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to its shareholders. Therefore, the payment of this tax would reduce International Portfolio's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

An underlying fund may inadvertently invest in non-U.S. corporations which would be treated PFICs or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce International Portfolio's economic return.


                               OTHER INFORMATION
Capitalization

FundManager Portfolios (formerly named FundManager Trust) is a Delaware business trust established under a Master Trust Agreement dated February 7, 1995. Prior to May 8, 1995, the Portfolios were series of the Republic Funds (formerly FundTrust), a Massachusetts business trust (organized April 22, 1987). Republic Funds was a successor to two previously-existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed Fund Source). The Trust currently consists of six separately managed portfolios N Aggressive Growth Portfolio (formerly, Aggressive Growth Fund), Growth Portfolio (formerly, Growth Fund), Growth with Income Portfolio (formerly, Growth & Income Fund), Bond Portfolio (formerly, Bond Fund, and before that, Income Fund), and Managed Total Return Portfolio (formerly, Managed Total Return Fund) N each offering two classes of shares of beneficial interest (except Managed Total Return Portfolio, which only offers a Financial Advisers Class). The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trustees may establish additional series (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional series and classes will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

Voting Rights

Under the Master Trust Agreement, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Master Trust Agreement provides that the holders of not less than two thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Performance Information

The Trust may, from time to time, include quotations of the Portfolios' yield and average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of yield will be based on a Portfolio's investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(A cdB + 1)6-1]

(where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends and d = the maximum offering price per share on the last day of the period).

For the 30-day period ending September 30, 1997, the yields for the Bond Portfolio's Financial Adviser Class and No-Load Class were 4.84% and 5.34%, respectively.

Quotations of a Portfolio's average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula:

                               P (1 + T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Portfolio expenses on an annual basis and will assume that all dividends and distributions are reinvested when paid.

For the period prior to its establishment, each Class of shares of each Portfolio will adopt the performance of the Portfolios and their predecessors. The performance for this period will reflect the deduction of the Class's
charges and expenses.     The total returns (based on net asset value) for the
Financial Adviser Class Portfolios for the periods ended September 30, 1997 were as follows:


                                                                          1 Year                 5-Year               10-Year
                                                                          Total               Total Return         Total Return
                                                                          Return            (Average Annual)     (Average Annual)
Aggressive Growth Portfolio                                                 24.16%                16.45%               11.12%
Growth Portfolio                                                            36.92%                18.20%               12.24%
Growth with Income Portfolio                                                34.27%                17.57%               12.13%
Bond Portfolio                                                               8.45%                 5.75%                7.24%
Managed Total Return Portfolio                                              17.42%                 9.85%                 N/A


The total returns for the No-Load Class Portfolios for the period ended
 September 30, 1997 were as follows:

                                                                    1 Year            Since Inception**
                                                                     Total              Total Return
                                                                    Return            (Average Annual)
Aggressive Growth Portfolio                                          24.76%                18.59%
Growth Portfolio                                                     37.59%                25.32%
Growth with Income Portfolio                                         34.89%                24.00%
Bond Portfolio                                                        8.92%                 6.37%

** Total return from commencement of operations (October 1, 1995)

Quotations of yield and total return will reflect only the performance of a hypothetical investment in a Portfolio during the particular time period shown. Yield and total return for a Portfolio will vary based on changes in market conditions and the level of such Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating its performance to current or prospective shareholders, the Portfolios also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Portfolios' performance made by independent sources may also be used in advertisements concerning the Portfolios. Sources for the Portfolios' performance information could include the following:

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Bottom Line, a bi-weekly newsletter which periodically reviews mutual funds and interviews their portfolio managers.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

CNBC, a cable financial news television station which periodically reviews mutual funds and interviews portfolio managers.

Consumer Digest, a monthly business/financial magazine that includes a "money watch" section featuring financial news.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar, Inc., a publisher of financial information and mutual fund research. Mutual Funds Magazine, a magazine for the mutual fund investor which frequently reviews and ranks mutual funds and interviews their portfolio
managers.      New York Times, a nationally distributed newspaper which
regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "mutual funds outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a bi-weekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Worth Magazine, a monthly magazine for the individual investor which frequently reviews and ranks mutual funds and interviews their portfolio managers.

In addition, the Trust may also provide in its communications to current or prospective shareholders a listing of those open-end investment companies and mutual fund complexes or the respective funds included in the Portfolios' portfolio holdings. These may include, but are not limited to, the following:

Fund Complexes N The AIM Family of Funds; The American Funds Group; Dodge & Cox Investment Managers; Fidelity Investment; First Pacific Advisors, Inc.; Franklin Custodian Funds, Inc.; Franklin Templeton Group; Friess Associates, Inc.; The Gabelli Funds; Guardian Investor Services Corporation; Harbor Capital Advisors, Inc.; Harris Associates, L.P.; Hotchkis & Wiley Funds; IDS Management; Lord Abbett Family of Funds; Massachusetts Financial Services Company; Miller Anderson & Sherrerd, LLP; MJ Whitman, Inc.; Mutual Series Fund, Inc.; Neuberger & Berman Management Inc.; Pacific Financial Research; Pacific Investment Management Company; Pioneer Funds Distributor; Putnam Funds; The Royce Funds; Sanford C. Bernstein & Co., Inc.; Societe Generale Asset Management Corp.; T. Rowe Price Associates, Inc.; The Vanguard Family of Funds; Venture Advisors, L.P.; Waddell & Reed Asset Management Company; Yacktman Asset Management.

Investors who purchase and redeem Financial Adviser Class shares of the Portfolios through a customer account maintained at a service organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the service organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Portfolio for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

Independent Auditors

Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP audits the Portfolio's financial statements, prepares the Portfolios' tax return and assists in filings with the SEC. Ernst & Young LLP's address is 200 Clarendon Street, Boston, MA 02116. Counsel Goodwin, Procter & Hoar, Exchange Place, Boston, Massachusetts 02109, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as counsel to the Trust.

REGISTRATION STATEMENT

The Prospectuses and Statement of Additional Information do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses and Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Portfolios' current reports to shareholders as filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder are hereby incorporated herein by reference to the Trust's Annual Report dated September 30, 1997 (File Nos. 33-89754 and 811-8992). A copy of each such report will be provided without charge to each person receiving this Statement of Additional Information.

G01966-03 (1/98)






PART C      OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Financial Statements: To be filed by amendment.

      (b)   Exhibits:

      (l)   (i)   Conformed copy of the Master Trust Agreement of the
                  Registrant; (4)
            (ii)  Conformed copy of the Amendment No. 1 to Master Trust
                  Agreement; (4)
            (iii) Conformed copy of the Amendment No. 2 to Master Trust
                  Agreement; (11)
            (iv)  Conformed copy of the Amendment No. 3 to Master Trust
                  Agreement; (11)
      (2)   Copy of By-Laws of the Registrant; (4)
      (3)   Not Applicable
      (4)   Not Applicable
      (5)   (i)Conformed copy of the new Master Investment Advisory
               Contract and Investment Advisory Contract Supplement
               for Aggressive Growth Portfolio, Growth Portfolio, Growth with
                Income Portfolio, Bond Portfolio, Managed
               Total Return Portfolio; (11)
            (ii)Conformed copy of the Investment Advisory Contract
            Supplement for the International Portfolio; +
      (6)   (i)   Conformed copy of the Distributors Contract between
                  Edgewood Services Company and FundManager Portfolios; (11)
            (ii)  Conformed copy of the Master Distributors Contract
                  between Tucker Anthony Incorporated and FundManager
                  Portfolios; (11)
            (iii) Conformed copy of the Master Distributors Contract
                  between Sutro & Co. Incorporated and FundManager
                  Portfolios; (11)
            (iv) Conformed copy of the Master Distributors Contract between
                 Freedom Distributors Corporation and FundManager
                 Portfolios; (11)
            (v) Form of Mutual Funds Sales and Service Agreement; (14) (vi)
                Conformed copy of Exhibit B to the Distributor's
                Contract between FundManager Portfolios and Edgewood
                Services, Inc. with respect to the Financial Adviser
                Class and the No-Load Class of the International
                Portfolio; +
            (vii) Conformed copy of the Distribution Contract Supplement between
                  FundManager Portfolios and Freedom Distributors with respect to the International Portfolio; +
      (7)   Not Applicable
      -----------------------------------

+ All exhibits have been filed electronically.

 (4) Incorporated by reference to Post-Effective Amendment No.2 to the Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)
(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)
(14) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the Commission on December 29, 1997. (File Nos. 33-89754 and 811-8992)

      (8)   Conformed copy of Custodian Agreement between FundManager
            Portfolios and Investors Bank & Trust Company; (11)
            (i)   Domestic Custody and Accounting Fee Schedule; (12)
            (ii)  Conformed copy of Custodian Contract between
                  FundManager Portfolios and State Street Bank and
                  Trust Company; (13)
      (9) (i) Conformed copy of the Administrative Services Agreement between FundManager Portfolios and Federated Administrative Services; (11)
            (ii) Conformed copy of the Transfer Agency and Service Agreement between FundManager Portfolios and Investors Bank & Trust Company; (11)
            (iii) Conformed copy of Agreement for Transfer Agency
                  Services between FundManager Portfolios and Federated
                  Shareholder Services Company; (13)
            (iv)  Conformed copy of Amendment #1 to Schedule A to Administrative
                  Services Agreement between FundManager Portfolios and
                  Federated Administrative Services; +
      (10) Opinion and Consent of counsel; (2) (11) Conformed copy of Consent of Independent Auditors; + (12) Not Applicable (13) Not Applicable (14) Not Applicable
      (15)  (i)   Amended and Restated Master Distribution Plan and
                  Supplements for the Financial Adviser Class of shares; (3)
            (ii)  Amended and Restated Master Distribution Plan and
                  Supplements for the Financial Adviser Class of shares; (13)
            (iii) Conformed copy of the Amended and Restated
                  Distribution Plan Supplement for the Financial
                  Adviser Class of International Portfolio; +


      -----------------------------------

+ All exhibits have been filed electronically.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)

(3) Incorporated by reference to Post-Effective Amendment No.1 to the Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(12) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the Commission on October 21, 1997. (File Nos. 33-89754 and 811-8992)

(13) Incorporated by reference to Post-Effective Amendment No.8 to the Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

      (16) Copy of Performance Data Calculations: Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total Return Portfolio; (2)
      (17)  Copy of Financial Data Schedules; +
      (18)  (i)   Multiple Class Expense Allocation Plan; (3)
            (ii)  Amended Multiple Class Expense Allocation Plan; (13)
            (iii) Addendum #1 to the Multiple Class Expense
                  Allocation Plan; +
      (19) Conformed copy of Powers of Attorney of Trustees and Officers of Registrant; (11)

ITEM 25. Persons Controlled by or Under Common Control with Registrant:

         Not Applicable

ITEM 26. Number of Holders of Securities.

Title of Class                                  Number of Record Holders
                                                as of January 7, 1998

            Aggressive Growth Portfolio
            Financial Adviser Class                   1,623
            No-Load Class                               148

            Growth Portfolio
            Financial Adviser Class                     808
            No-Load Class                               130

            Growth with Income Portfolio
            Financial Adviser Class                     921
            No-Load Class                               134

            Bond Portfolio
            Financial Adviser Class                     270
            No-Load Class                               111

            Managed Total Return Portfolio
            Financial Adviser Class                     613

            International Portfolio
            Financial Adviser Class                       1
            No-Load Class                                 1

ITEM 27. Indemnification; (4)

-----------------------------------

+ All exhibits have been filed electronically.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)

(3) Incorporated by reference to Post-Effective Amendment No.1 to the Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(4) Incorporated by reference to Post-Effective Amendment No.2 to the Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)

(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(13) Incorporated by reference to Post-Effective Amendment No.8 to the Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

ITEM 28. Business and Other Connections of Investment Adviser:

      For a description of the other business of the investment adviser, see the section entitled "Management of FundManager Portfolios-The Adviser" in Part A.

The names and principal occupations of each director and executive officer of Freedom Capital Management Corporation are set forth below:

NAME                        BUSINESS AND OTHER CONNECTIONS

John H. Goldsmith           President and Chief Executive Officer of
                            Freedom Securities Corporation; Chairman and Chief
                            Executive Officer of Tucker Anthony Incorporated;
                            Managing Director of Freedom Capital

Henry M. Greenleaf          President of Freedom Capital

Dexter A. Dodge             Chairman and Director of Freedom Capital;
                            Vice President of Freedom Distributors Corporation

Lawrence G. Kirshbaum       Chief Financial Officer of Freedom
                            Securities Corporation;  Director of Tucker Anthony
                            Holding Corp.,  Sutro Group and John
                            Hancock Clearing Corporation;  Managing  Director of
                            Freedom  Capital;  Registered  Principal  of
                            Tucker Anthony  Incorporated;  Former Chief
                            Executive Officer of Kirshbaum & Co. and of
                            Prescott, Ball & Turben

John J. Danello            Chief Operating Officer, Managing Director, Clerk and
                           General Counsel of Freedom Capital; President and
                           Director of Freedom Distributors Corporation

Richard V. Howe             Managing Director of Freedom Capital

Arthur E. McCarthy          Managing Director of Tucker Anthony Incorporated

Michael M. Spencer          Senior Vice President and Director of
                            Fixed-Income
                            Investments of Freedom Capital; Portfolio Manager at Shawmut Investment Advisers

Terrence J. Gerlich         Managing Director of Freedom Capital

Charles B. Lipson           President of the M.D. Hirsch Division of the
                            Adviser since February 1995; President and Chief
                            Operating Officer of the M.D. Hirsch Division of
                            Republic Asset Management Corporation from February
                            1991 to December 1994

Michael D. Hirsch           Chairman, M.D. Hirsch Division of the Adviser since
                            February 1995; Vice President and Executive Vice
                            Chairman and Managing Director, Portfolio Manager of M.D. Hirsch Division of Republic Asset Management
                            Corporation from June 1993 to February 1994

Item 29.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Deutsche Portfolios, FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
Lawrence Caracciolo           Director, President,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue        Director,                           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt             Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes              Vice President,                     --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,           --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan              Secretary,                          --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                Assistant Secretary,                --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.        Treasurer,                          --
Federated Investors Tower     Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

(ai) Freedom Distributors Corp., a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (bi)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor         With Registrant

John J. Danello                 President and Director       Executive Vice
One Beacon Street               of Freedom Distributors      President of the
Boston, MA 02108                Corp.                        Registrant.

Michael G. Ferry                Treasurer of Freedom              --
One Beacon Street               Distributors Corp.
Boston, MA 02108

Dexter A. Dodge                 Director of Freedom          Trustee, Chairman
One Beacon Street               Distributors Corp.           and Chief
Boston, MA 02108                                             Executive Officer
                                                             of the Registrant.

Maureen M. Renzi                Vice President and Clerk     Assistant
One Beacon Street               of Freedom Distributors      Secretary of the
Boston, MA 02108                Corp.                        Registrant.


(aii) Tucker Anthony Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (bii)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor         With Registrant

John H. Goldsmith               Chairman, Chief Executive         --
One World Financial Center      Officer and Director of
New York, NY 10281              Tucker Anthony Incorporated.

Robert H. Yevich                President and Director of         --
One World Financial Center      Tucker Anthony Incorporated.
New York, NY 10281

Marc Menchel                    Executive Vice President,         --
One World Financial Center      Secretary and Clerk of
New York, NY 10281              Tucker Anthony Incorporated.

John Mullin                     Treasurer and Chief Financial     --
One World Financial Center      Officer of Tucker Anthony
New York, NY 10281              Incorporated.

(aiii) Sutro & Co. Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (biii)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor         With Registrant

John F. Luikart                 President and Chief Executive     --
201 California Street           Officer of Sutro & Co.
San Francisco, CA 94111         Incorporated.

Mary Jane Delaney               Executive Vice President          --
201 California Street           and General Counsel of
San Francisco, CA 94111         Sutro & Co. Incorporated.

John H. Goldsmith               Chairman of Sutro & Co.           --
One Beacon Street               Incorporated.
Boston, MA 02108

John W. Eisele                  Executive Vice President of       --
201 California Street           Sutro & Co. Incorporated.
San Francisco, CA 94111

Thomas R. Weinberger            Executive Vice President of       --
11150 Santa Monica Blvd.        Sutro & Co. Incorporated.
Suite 1500
Los Angeles, CA 90025

Ray Minehan                    Executive Vice President of
201 California Street          Sutro & Co. Incorporated
San Francisco, CA 94111

Jerry Phillips                 Executive Vice President of
201 California Street          Sutro & Co. Incorporated
San Francisco, CA 94111

(c) Not Applicable.

ITEM 30. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder will be maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

Freedom Capital Management Corporation    One Beacon Street
("Adviser")                               Boston Massachusetts 02108.

Federated Administrative Services         Federated Investors Tower
("Administrator")                         Pittsburgh, Pennsylvania 15222-3779

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, Massachusetts 02266-8600
Disbursing Agent and Shareholder
Servicing Agent")

State Street Bank and Trust Company       P.O. Box 8600
("Custodian and Portfolio                 Boston, Massachusetts 02266-8600
Accountant")

ITEM 31. Management Services:
            Not applicable.

ITEM 32. Undertakings

      Registrant hereby undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

      Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      Registrant hereby undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of Registrant's Post- Effective Amendment No. 5.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, FUNDMANAGER PORTFOLIOS (formerly, FundManager Trust), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 28th day of January, 1998.

                             FUNDMANAGER PORTFOLIOS
                          (formerly, FUNDMANAGER TRUST)

                            By: /s/ Victor R. Siclari
                       Victor R. Siclari, Secretary
                       January 28, 1998

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                          TITLE                   DATE

By:   /s/ Victor R. Siclari   Attorney in Fact        January 28, 1998
      Victor R. Siclari       For the Persons
      SECRETARY               Listed Below


/s/Dexter A. Dodge*           Chairman and Trustee
Dexter A. Dodge               (Chief Executive Officer)

/s/Charles B. Lipson*         President
Charles B. Lipson             (Principal Executive Officer)

/s/Judith J. Mackin*          Treasurer
Judith J. Mackin              (Principal Financial and
                               Accounting Officer)

/s/Ernest T. Kendall*         Trustee
Ernst T. Kendall

/s/Richard B. Osterberg*      Trustee
Richard B. Osterberg

/s/John R. Haack*             Trustee
John R. Haack


* By Power of Attorney